UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Semi-Annual Report

December 31, 2015

Developed World ex-U.S. Funds:

WisdomTree Europe Local Recovery Fund (EZR)

Dollar Sensitive Equity Funds:

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Global/Global ex-U.S. Funds:

WisdomTree Global SmallCap Dividend Fund (GSD)

Currency Hedged Equity Funds:

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Alternative Funds:

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Table of Contents

Performance Summaries (unaudited)	1
Shareholder Expense Examples (unaudited)	9
Schedules of Investments (unaudited)
WisdomTree Europe Local Recovery Fund	11
WisdomTree Strong Dollar Emerging Markets Equity Fund	14
WisdomTree Strong Dollar U.S. Equity Fund	16
WisdomTree Weak Dollar U.S. Equity Fund	20
WisdomTree Global SmallCap Dividend Fund	24
WisdomTree Global Hedged SmallCap Dividend Fund	30
WisdomTree Dynamic Bearish U.S. Equity Fund	33
WisdomTree Dynamic Long/Short U.S. Equity Fund	34
Statements of Assets and Liabilities (unaudited)	36
Statements of Operations (unaudited)	38
Statements of Changes in Net Assets (unaudited)	40
Financial Highlights (unaudited)	42
Notes to Financial Statements (unaudited)	46
Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)	56
General Information (unaudited)	60

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Financials	33.2%
Industrials	24.6%
Consumer Discretionary	21.2%
Materials	8.8%
Information Technology	6.9%
Energy	5.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
TOTAL S.A.	2.0%
Allianz SE, Registered Shares	1.6%
BASF SE	1.6%
BNP Paribas S.A.	1.3%
AXA S.A.	1.1%
Vinci S.A.	1.0%
Societe Generale S.A.	1.0%
Intesa Sanpaolo SpA	1.0%
Continental AG	1.0%
Industria de Diseno Textil S.A.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Local Recovery Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Local Recovery Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Trust Semi-Annual Report December 31, 2015	1

Performance Summary (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Information Technology	36.6%
Consumer Discretionary	24.3%
Industrials	17.2%
Healthcare	13.2%
Consumer Staples	8.6%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
Samsung Electronics Co., Ltd.	5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.3%
Hyundai Motor Co.	2.4%
Hyundai Mobis Co., Ltd.	2.3%
Kia Motors Corp.	2.2%
Alfa S.A.B. de C.V., Class A	1.8%
Infosys Ltd., ADR	1.7%
LG Electronics, Inc.	1.6%
InBody Co., Ltd.	1.6%
Marfrig Global Foods S.A.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar Emerging Markets Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar Emerging Markets Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

2	WisdomTree Trust Semi-Annual Report December 31, 2015

Performance Summary (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Financials	25.4%
Consumer Discretionary	19.3%
Utilities	14.8%
Industrials	10.6%
Consumer Staples	9.5%
Healthcare	9.3%
Information Technology	6.0%
Telecommunication Services	4.7%
Energy	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
Verizon Communications, Inc.	1.5%
AT&T, Inc.	1.5%
Home Depot, Inc. (The)	1.2%
Comcast Corp., Class A	1.0%
Altria Group, Inc.	0.9%
Wells Fargo & Co.	0.9%
WEC Energy Group, Inc.	0.9%
Berkshire Hathaway, Inc., Class B	0.9%
UnitedHealth Group, Inc.	0.9%
Reynolds American, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Strong Dollar U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Strong Dollar U.S. Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Trust Semi-Annual Report December 31, 2015	3

Performance Summary (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Information Technology	25.2%
Healthcare	19.4%
Industrials	14.3%
Consumer Discretionary	11.9%
Materials	8.7%
Consumer Staples	7.7%
Financials	7.7%
Energy	4.7%
Utilities	0.2%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
General Electric Co.	1.6%
Apple, Inc.	1.6%
Amazon.com, Inc.	1.4%
Microsoft Corp.	1.3%
Exxon Mobil Corp.	1.3%
Johnson & Johnson	1.2%
McDonald’s Corp.	1.0%
Citigroup, Inc.	1.0%
Alphabet, Inc., Class A	1.0%
Procter & Gamble Co. (The)	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Weak Dollar U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Weak Dollar U.S. Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	WisdomTree Trust Semi-Annual Report December 31, 2015

Performance Summary (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Financials	26.4%
Industrials	19.2%
Consumer Discretionary	15.4%
Materials	9.4%
Information Technology	7.7%
Utilities	6.9%
Consumer Staples	5.0%
Energy	4.1%
Healthcare	3.6%
Telecommunication Services	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
Theravance, Inc.	1.0%
Gramercy Property Trust	0.9%
Lexmark International, Inc., Class A	0.7%
Select Income REIT	0.7%
Pattern Energy Group, Inc.	0.7%
DuPont Fabros Technology, Inc.	0.7%
SeaWorld Entertainment, Inc.	0.6%
BGC Partners, Inc., Class A	0.6%
Cogent Communications Holdings, Inc.	0.6%
Abercrombie & Fitch Co., Class A	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global SmallCap Dividend Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Trust Semi-Annual Report December 31, 2015	5

Performance Summary (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Financials	26.4%
Industrials	19.2%
Consumer Discretionary	15.4%
Materials	9.4%
Information Technology	7.7%
Utilities	6.9%
Consumer Staples	5.0%
Energy	4.1%
Healthcare	3.6%
Telecommunication Services	1.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The sector information shown is that of the Underlying Fund. The Underlying Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets of the Underlying Fund includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
Theravance, Inc.	1.0%
Gramercy Property Trust	0.9%
Lexmark International, Inc., Class A	0.7%
Select Income REIT	0.7%
Pattern Energy Group, Inc.	0.7%
DuPont Fabros Technology, Inc.	0.7%
SeaWorld Entertainment, Inc.	0.6%
BGC Partners, Inc., Class A	0.6%
Cogent Communications Holdings, Inc.	0.6%
Abercrombie & Fitch Co., Class A	0.6%
*	The ten largest holdings shown is that of the Underlying Fund and are subject to change. There are no guarantees the Underlying Fund will remain invested in any particular security. Excludes the Underlying Fund’s investment of cash collateral for securities on loan (if any).

The WisdomTree Global Hedged SmallCap Dividend Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Hedged SmallCap Dividend Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index (including indirect investments through the WisdomTree Global SmallCap Dividend Fund (the ‘‘Underlying Fund’’)) whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	WisdomTree Trust Semi-Annual Report December 31, 2015

Performance Summary (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

Investment Breakdown† as of 12/31/15

Investment Type	% of Net Assets
U.S. Government Obligations	101.1%
Other Assets less Liabilities‡	-1.1%
Total	100.0%

†	The Fund’s investment breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Holdings* as of 12/31/15

Description	% of Net Assets
U.S. Treasury Bill, 0.10%, 1/7/16	18.9%
U.S. Treasury Bill, 0.13%, 2/4/16	16.9%
U.S. Treasury Bill, 0.13%, 1/14/16	16.6%
U.S. Treasury Bill, 0.13%, 2/11/16	12.7%
U.S. Treasury Bill, 0.13%, 2/18/16	12.7%
U.S. Treasury Bill, 0.12%, 1/21/16	9.4%
U.S. Treasury Bill, 0.13%, 1/28/16	9.4%
U.S. Treasury Bill, 0.14%, 2/25/16	4.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Bearish U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Bearish U.S. Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Trust Semi-Annual Report December 31, 2015	7

Performance Summary (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

Sector Breakdown† as of 12/31/15

Sector	% of Net Assets
Information Technology	19.4%
Financials	17.8%
Consumer Discretionary	15.4%
Healthcare	12.7%
Industrials	11.7%
Consumer Staples	8.6%
Energy	6.6%
Materials	4.4%
Utilities	2.3%
Telecommunication Services	2.2%
Other Assets less Liabilities‡	-1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 12/31/15

Description	% of Net Assets
McDonald’s Corp.	3.3%
Baxter International, Inc.	3.0%
eBay, Inc.	2.6%
Quest Diagnostics, Inc.	2.6%
Lockheed Martin Corp.	2.0%
Lancaster Colony Corp.	2.0%
Spectra Energy Corp.	1.9%
General Growth Properties, Inc.	1.9%
Weyerhaeuser Co.	1.8%
C.H. Robinson Worldwide, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Long/Short U.S. Equity Fund (the ‘‘Fund’’) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Long/Short U.S. Equity Index.

The Fund had less than six months of operating history at the end of the reporting period and therefore no comparative performance information is shown in this shareholder report. Comparative performance information for the most recent month-end is available at www.wisdomtree.com.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	WisdomTree Trust Semi-Annual Report December 31, 2015

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 7/1/15 to 12/31/15” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust Semi-Annual Report December 31, 2015	9

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Annualized Expense Ratio‡ Based on the Period 7/1/15 to 12/31/15		Expenses Paid During the Period† 7/1/15 to 12/31/15
WisdomTree Europe Local Recovery Fund
Actual[1]	$1,000.00	$995.80	0.48	%*	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48	%*	$2.44
WisdomTree Strong Dollar Emerging Markets Equity Fund
Actual[1]	$1,000.00	$962.20	0.58%		$1.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	0.58%		$2.95
WisdomTree Strong Dollar U.S. Equity Fund
Actual[2]	$1,000.00	$984.70	0.33%		$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	0.33%		$1.68
WisdomTree Weak Dollar U.S. Equity Fund
Actual[2]	$1,000.00	$958.80	0.33%		$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.48	0.33%		$1.68
WisdomTree Global SmallCap Dividend Fund
Actual[3]	$1,000.00	$1,001.70	0.43%		$0.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	0.43%		$2.19
WisdomTree Global Hedged SmallCap Dividend Fund
Actual[4]	$1,000.00	$989.10	0.00	%**	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	0.00	%**	$0.00
WisdomTree Dynamic Bearish U.S. Equity Fund
Actual[5]	$1,000.00	$1,009.90	0.48	%***	$0.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48	%***	$2.44
WisdomTree Dynamic Long/Short U.S. Equity Fund
Actual[5]	$1,000.00	$998.80	0.48	%***	$0.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48	%***	$2.44
†	Actual expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by the number of days in the period for the applicable Fund divided by 366 (to reflect the period since commencement of operations of the Fund). Hypothetical expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period).

‡	The annualized expense ratio does not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

*	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

**	WisdomTree Asset Management, Inc. has contractually agreed to waive a portion of its management fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

***	WisdomTree Asset Management, Inc. has contractually agreed to limit the management fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the WisdomTree Trust for any reason.

[1]

Fund commenced operations on October 29, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 64/366 (to reflect the period since commencement of operations).

[2]

Fund commenced operations on July 21, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 164/366 (to reflect the period since commencement of operations).

[3]

Fund commenced operations on November 12, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 50/366 (to reflect the period since commencement of operations).

[4]

Fund commenced operations on November 19, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 43/366 (to reflect the period since commencement of operations).

[5]

Fund commenced operations on December 23, 2015. Actual expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 9/366 (to reflect the period since commencement of operations).

10	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2015

Investments	Shares	Value

COMMON STOCKS – 99.9%
Austria – 4.4%
BUWOG AG*	454	$9,866
Conwert Immobilien Invest SE*	954	14,550
Erste Group Bank AG*	701	22,015
IMMOFINANZ AG*	5,466	12,475
OMV AG	511	14,505
Raiffeisen Bank International AG*	875	12,932
UNIQA Insurance Group AG	1,736	14,191
Vienna Insurance Group AG Wiener Versicherung Gruppe	388	10,659
Voestalpine AG	529	16,289
Wienerberger AG	1,287	23,893
Zumtobel Group AG	478	12,088

Total Austria		163,463
Belgium – 4.5%
Ackermans & van Haaren N.V.	123	18,078
Ageas	331	15,389
bpost S.A.	394	9,669
Cie d’Entreprises CFE	138	16,355
Cofinimmo S.A.	135	14,432
Euronav N.V.	1,146	15,785
KBC Groep N.V.	391	24,495
Kinepolis Group N.V.	241	10,838
Telenet Group Holding N.V.*	223	12,057
Umicore S.A.	370	15,541
Warehouses De Pauw	165	14,561

Total Belgium		167,200
Finland – 5.1%
Caverion Corp.	1,712	16,793
Citycon Oyj*	4,154	10,830
Metsa Board Oyj	2,506	18,675
Neste Oyj	626	18,789
Nokian Renkaat Oyj	602	21,646
Sampo Oyj Class A	544	27,775
Stora Enso Oyj Class R	2,154	19,632
Tieto Oyj	475	12,755
UPM-Kymmene Oyj	1,459	27,308
Uponor Oyj	999	14,759

Total Finland		188,962
France – 26.3%
Accor S.A.	409	17,774
Aeroports de Paris	165	19,214
Air France-KLM*	1,811	13,810
Alstom S.A.*	508	15,543
Alten S.A.	385	22,337
Altran Technologies S.A.	1,131	15,161
Atos SE	196	16,490
AXA S.A.	1,540	42,207
BNP Paribas S.A.	833	47,262
Bollore S.A.	2,187	10,209
Bouygues S.A.	529	21,001
Cap Gemini S.A.	283	26,315

Cie de Saint-Gobain	674	29,177
Coface S.A.	1,284	13,022
Credit Agricole S.A.	1,612	19,052
Eiffage S.A.	337	21,793
Elior*(a)	978	20,504
Eurazeo S.A.	250	17,245
Euro Disney SCA Registered Shares*	7,183	10,066
Eutelsat Communications S.A.	412	12,353
Faurecia	505	20,303
Groupe Eurotunnel SE Registered Shares	1,357	16,893
Groupe Fnac S.A.*	171	10,087
Havas S.A.	1,763	14,856
JCDecaux S.A.	469	17,984
Klepierre	376	16,742
Lagardere SCA	686	20,501
Metropole Television S.A.	945	16,261
Natixis S.A.	2,202	12,479
Nexity S.A.	328	14,539
Numericable-SFR SAS	217	7,897
Peugeot S.A.*	1,203	21,177
Plastic Omnium S.A.	412	13,127
Renault S.A.	271	27,269
Rexel S.A.	1,194	15,928
SEB S.A.	168	17,264
Societe Generale S.A.	779	36,024
Societe Television Francaise 1	1,143	12,727
Sopra Steria Group	183	21,529
Thales S.A.	247	18,541
TOTAL S.A.	1,651	74,008
Unibail-Rodamco SE	90	22,917
Vicat	235	14,127
Vinci S.A.	581	37,326
Vivendi S.A.	1,128	24,335
Wendel S.A.	168	20,002
Worldline S.A.*(a)	526	13,639

Total France		969,017
Germany – 24.5%
Aareal Bank AG	430	13,612
Allianz SE Registered Shares	328	58,274
alstria office REIT-AG*	899	12,027
Aurubis AG	180	9,185
Axel Springer SE	271	15,114
BASF SE	749	57,541
BayWa AG	292	9,008
Bechtle AG	205	19,610
Bertrandt AG	135	16,315
Bilfinger SE	337	15,914
Commerzbank AG*	1,146	11,916
Continental AG	144	35,126
CTS Eventim AG & Co. KGaA	349	13,929
Deutsche Bank AG Registered Shares	740	18,107
Deutsche Boerse AG	316	27,939
Deutsche Lufthansa AG Registered Shares*	1,149	18,179
Deutsche Post AG Registered Shares	1,128	31,804

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	11

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2015

Investments	Shares	Value

Deutsche Wohnen AG Bearer Shares	599	$16,668
DMG MORI AG	481	19,897
ElringKlinger AG	508	12,968
Fielmann AG	205	15,188
Fraport AG Frankfurt Airport Services Worldwide	247	15,815
Fuchs Petrolub SE	310	12,692
Hamburger Hafen und Logistik AG	824	12,585
Hugo Boss AG	174	14,479
Indus Holding AG	379	18,325
Kabel Deutschland Holding AG	111	13,764
KION Group AG*	241	12,048
KUKA AG	141	12,721
LEG Immobilien AG*	147	12,056
Leoni AG	352	13,936
MAN SE	217	21,852
Muenchener Rueckversicherungs – Gesellschaft AG Registered Shares	150	30,071
Nemetschek AG	463	23,149
PATRIZIA Immobilien AG*	439	12,876
ProSiebenSat.1 Media SE	535	27,178
Rheinmetall AG	376	25,111
Salzgitter AG	448	11,059
Sixt SE	397	20,351
Stroeer SE	403	25,347
Talanx AG*	319	9,892
ThyssenKrupp AG	930	18,528
TUI AG	1,059	19,309
United Internet AG Registered Shares	316	17,476
Volkswagen AG	78	12,057
Wacker Neuson SE	743	11,481
Wincor Nixdorf AG	328	16,524
Wirecard AG	283	14,295

Total Germany		903,298
Ireland – 2.6%
Bank of Ireland*	41,777	15,339
Green REIT PLC	8,904	15,408
Kingspan Group PLC	584	15,422
Paddy Power PLC	114	15,245
Ryanair Holdings PLC ADR	188	16,255
Smurfit Kappa Group PLC	695	17,772

Total Ireland		95,441
Italy – 16.1%
Anima Holding SpA(a)	2,160	18,818
Assicurazioni Generali SpA	1,303	23,949
ASTM SpA	782	9,812
Atlantia SpA	680	18,098
Azimut Holding SpA	403	10,095
Banca Generali SpA	433	13,725
Banca IFIS SpA	493	15,440
Banca Mediolanum SpA	1,218	9,672
Banca Monte dei Paschi di Siena SpA*	5,228	6,997
Banca Popolare dell’Emilia Romagna SC	1,474	11,273
Banca Popolare di Milano SCARL	9,987	9,992

Banca Popolare di Sondrio SCARL	2,241	10,108
Banco Popolare*	731	10,172
Brembo SpA	493	23,928
Brunello Cucinelli SpA	541	9,591
Buzzi Unicem SpA	1,002	18,069
Cementir Holding SpA	2,226	14,279
Cerved Information Solutions SpA*	1,943	16,252
Credito Emiliano SpA	1,519	11,311
Credito Valtellinese*	8,095	9,594
De’ Longhi SpA	508	15,269
Ei Towers SpA	162	10,480
Eni SpA	2,145	32,156
ERG SpA	939	12,720
FinecoBank Banca Fineco SpA	2,470	20,459
Finmeccanica SpA*	1,071	15,008
Intesa Sanpaolo SpA	10,694	35,873
Italcementi SpA	2,070	23,049
Mediaset SpA	3,171	13,200
Mediobanca SpA	1,312	12,663
Prysmian SpA	743	16,352
Saras SpA*	5,231	10,137
Societa Cattolica di Assicurazioni SCRL	1,236	9,855
Societa Iniziative Autostradali e Servizi SpA	1,357	14,446
Tod’s SpA	165	13,093
UniCredit SpA	4,235	23,624
Unione di Banche Italiane SpA	1,877	12,642
UnipolSai SpA	4,620	11,844
Yoox Net-A-Porter Group SpA*	493	18,503

Total Italy		592,548
Netherlands – 5.1%
Aalberts Industries N.V.	734	25,348
Aegon N.V.	2,755	15,652
Euronext N.V.(a)	451	23,166
IMCD Group N.V.	274	10,139
Koninklijke BAM Groep N.V.*	2,533	14,116
NN Group N.V.	394	13,931
PostNL N.V.*	3,592	13,657
Randstad Holding N.V.	352	21,998
TNT Express N.V.	1,606	13,590
TomTom N.V.*	1,119	14,107
USG People N.V.	1,248	23,291

Total Netherlands		188,995
Portugal – 2.2%
Banco BPI S.A. Registered Shares*	7,442	8,820
Banco Comercial Portugues S.A. Registered Shares*	217,575	11,558
CTT-Correios de Portugal S.A.	1,426	13,715
NOS, SGPS S.A.	2,184	17,191
Portucel S.A.	3,760	14,688
Semapa-Sociedade de Investimento e Gestao	1,101	15,183

Total Portugal		81,155
Spain – 9.1%
Abertis Infraestructuras S.A.	1,056	16,530
Amadeus IT Holding S.A. Class A	553	24,440

See Notes to Financial Statements.

12	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Local Recovery Fund (EZR)

December 31, 2015

Investments	Shares	Value

Atresmedia Corp. de Medios de Comunicaion S.A.	1,179	$12,602
Banco de Sabadell S.A.	5,959	10,584
Banco Popular Espanol S.A.	3,646	12,052
Bankia S.A.	8,627	10,065
Bankinter S.A.	2,085	14,822
Bolsas y Mercados Espanoles SHMSF S.A.	328	11,067
CaixaBank S.A.	3,583	12,510
Cia de Distribucion Integral Logista Holdings S.A.	692	14,613
Cie Automotive S.A.	914	15,340
Ferrovial S.A.	745	16,878
Fomento de Construcciones y Contratas S.A.*	1,510	11,482
Grupo Catalana Occidente S.A.	557	19,374
Industria de Diseno Textil S.A.	990	34,081
Mediaset Espana Comunicacion S.A.	1,426	15,537
Melia Hotels International S.A.	1,573	20,813
Merlin Properties Socimi S.A.	1,471	18,448
NH Hotel Group S.A.*	2,891	15,828
Repsol S.A.	1,251	13,753
Zardoya Otis S.A.	1,161	13,596

Total Spain		334,415
TOTAL COMMON STOCKS (Cost: $3,714,974)		3,684,494
RIGHTS – 0.0%
Italy – 0.0%
Unione di Banche Italiane SpA, expiring 1/12/16*† (Cost $0)	1,877	0
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $3,714,974)		3,684,494
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		2,669

NET ASSETS – 100.0%		$3,687,163
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR – American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)
1/4/2016	EUR	2,146	USD	2,342	$11

CURRENCY LEGEND

EUR     Euro

USD     U.S. dollar

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	13

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2015

Investments	Shares	Value

COMMON STOCKS – 99.9%
Brazil – 6.4%
Embraer S.A.	3,012	$22,984
Iochpe Maxion S.A.	5,420	16,851
JBS S.A.	6,323	19,738
Marfrig Global Foods S.A.*	22,685	36,411
Minerva S.A.*	10,037	33,742
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	2,108	22,645

Total Brazil		152,371
Chile – 0.3%
Vina Concha y Toro S.A.	4,359	6,530
China – 0.6%
China COSCO Holdings Co., Ltd. Class H*	30,500	13,853
India – 10.0%
Aurobindo Pharma Ltd.	1,662	22,006
HCL Technologies Ltd.	796	10,289
Hexaware Technologies Ltd.	1,451	5,338
Infosys Ltd. ADR	2,440	40,870
KPIT Technologies Ltd.	3,905	9,973
Motherson Sumi Systems Ltd.	3,121	13,830
Polaris Consulting & Services Ltd.	1,505	4,789
Rolta India Ltd.	3,350	5,084
Strides Arcolab Ltd.	492	9,589
Sun Pharma Advanced Research Co., Ltd.*	1,987	10,204
Sun Pharmaceutical Industries Ltd.	2,447	30,336
Suven Life Sciences Ltd.	4,590	18,438
Tata Consultancy Services Ltd.	632	23,279
Tech Mahindra Ltd.	1,150	9,068
Wipro Ltd. ADR	710	8,193
Wockhardt Ltd.*	645	14,904

Total India		236,190
Malaysia – 1.8%
MISC Bhd	13,500	29,462
Unisem M Bhd	22,300	12,361

Total Malaysia		41,823
Mexico – 5.9%
Alfa S.A.B. de C.V. Class A	21,280	42,015
Genomma Lab Internacional S.A.B. de C.V. Class B*(a)	22,388	17,953
Gruma S.A.B. de C.V. Class B	1,405	19,666
Grupo Bimbo S.A.B. de C.V. Series A*	12,647	33,648
Grupo Comercial Chedraui S.A. de C.V.(a)	4,015	10,680
Industrias Bachoco S.A.B. de C.V. Series B	3,815	15,493

Total Mexico		139,455
Philippines – 1.3%
International Container Terminal Services, Inc.	6,580	9,830
Jollibee Foods Corp.	4,630	21,549

Total Philippines		31,379
Poland – 0.4%
CD Projekt Red S.A.*	1,747	9,799

Investments	Shares	Value

South Korea – 34.9%
Actoz Soft Co., Ltd.*	264	$7,036
Chabiotech Co., Ltd.*	2,428	29,404
Com2uSCorp*	113	11,420
CrucialTec Co., Ltd.*	1,121	15,010
Doosan Corp.	310	23,398
e-LITECOM Co., Ltd.	722	10,221
Gamevil, Inc.*	95	6,279
GemVax & Kael Co., Ltd.*	337	6,481
Hankook Tire Co., Ltd.	525	21,066
Hanmi Semiconductor Co., Ltd.	1,021	10,884
Humax Co., Ltd.	381	5,524
Hyundai C&F, Inc.*	301	7,881
Hyundai Corp.	393	9,586
Hyundai Glovis Co., Ltd.	101	16,624
Hyundai Merchant Marine Co. Ltd.*	3,961	13,952
Hyundai Mobis Co., Ltd.	263	55,289
Hyundai Motor Co.	451	57,310
i-SENS, Inc.*	836	24,277
Iljin Display Co., Ltd.	1,218	5,672
InBody Co., Ltd.	743	36,752
Interflex Co., Ltd.*	618	5,613
Kia Motors Corp.	1,182	53,024
Koh Young Technology, Inc.	220	7,252
Kumho Tire Co., Inc.*	2,241	12,863
LG Electronics, Inc.	836	38,358
LS Corp.	502	17,275
NCSoft Corp.	58	10,536
Nexen Tire Corp.	1,585	16,694
S&T Motiv Co., Ltd.	399	29,196
Samsung Electronics Co., Ltd.	125	134,323
Seegene, Inc.*	715	23,080
Silicon Works Co., Ltd.	453	14,874
SK Hynix, Inc.	788	20,665
SL Corp.	821	12,078
Sung Kwang Bend Co., Ltd.	1,794	13,234
Value Added Technologies Co., Ltd.	946	31,909
WiSoL Co., Ltd.	738	9,882

Total South Korea		824,922
Taiwan – 36.4%
Accton Technology Corp.	11,000	10,700
Adlink Technology, Inc.	4,000	9,255
Advanced Semiconductor Engineering, Inc.	11,000	12,726
Advantech Co., Ltd.	2,000	12,878
ALI Corp.	9,000	5,151
Alpha Networks, Inc.	9,000	4,685
Ardentec Corp.	10,000	7,261
Asia Optical Co., Inc.*	10,000	8,874
Asustek Computer, Inc.	1,000	8,281
Aten International Co., Ltd.	2,000	4,287
Boardtek Electronics Corp.	8,000	8,147
Cheng Uei Precision Industry Co., Ltd.	4,000	5,541
China Airlines Ltd.*	29,000	10,595

See Notes to Financial Statements.

14	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

December 31, 2015

Investments	Shares	Value

CMC Magnetics Corp.*	42,000	$4,424
Compal Electronics, Inc.	13,000	7,322
Cyberlink Corp.	2,000	4,183
Depo Auto Parts Ind Co., Ltd.	6,000	20,732
E Ink Holdings, Inc.*	14,000	6,670
Eclat Textile Co., Ltd.	1,000	13,806
Eva Airways Corp.*	22,000	12,458
Evergreen Marine Corp. Taiwan Ltd.	30,000	12,102
Feng TAY Enterprise Co., Ltd.	4,000	20,458
Flytech Technology Co., Ltd.	2,000	5,784
G Tech Optoelectronics Corp.*	8,000	3,020
GeoVision, Inc.	2,000	4,384
Getac Technology Corp.	9,000	5,494
Giant Manufacturing Co., Ltd.	3,000	20,002
Gigabyte Technology Co., Ltd.	11,000	12,207
Global Unichip Corp.	3,000	6,028
Hon Hai Precision Industry Co., Ltd.	14,000	34,438
Hota Industrial Manufacturing Co., Ltd.	7,000	25,786
HTC Corp.	3,000	7,124
IEI Integration Corp.	7,000	8,354
Inventec Corp.	14,000	9,185
Johnson Health Tech Co., Ltd.	9,000	14,467
Kenda Rubber Industrial Co., Ltd.	8,000	11,788
King Slide Works Co., Ltd.	2,000	25,938
Kung Long Batteries Industrial Co., Ltd.	4,000	16,074
Lite-On Technology Corp.	9,000	8,727
Macauto Industrial Co., Ltd.	4,000	20,337
Makalot Industrial Co., Ltd.	3,000	21,280
Merry Electronics Co., Ltd.	3,000	5,352
Motech Industries, Inc.*	7,000	9,633
Orient Semiconductor Electronics Ltd.*	13,000	4,591
Pegatron Corp.	5,000	10,960
Phison Electronics Corp.	1,000	7,078
Pihsiang Machinery Manufacturing Co., Ltd.	6,000	12,987
Posiflex Technology, Inc.	1,000	4,688
Pou Chen Corp.	15,000	19,682
Quanta Computer, Inc.	7,000	11,295
ScinoPharm Taiwan Ltd.	11,000	18,017
Sercomm Corp.	5,000	13,198
Siliconware Precision Industries Co., Ltd.	8,000	12,738
Sunspring Metal Corp.	11,000	13,864
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	78,363
Teco Electric and Machinery Co., Ltd.	29,000	23,220
Tong Hsing Electronic Industries Ltd.	2,000	4,670
Tong Yang Industry Co., Ltd.	11,000	13,563
Tung Thih Electronic Co., Ltd.	3,000	29,226
TWi Pharmaceuticals, Inc.*	2,000	11,295
Unitech Printed Circuit Board Corp.	15,000	5,937
Visual Photonics Epitaxy Co., Ltd.	4,000	5,754
Vivotek, Inc.	3,000	7,051
Wan Hai Lines Ltd.	27,000	15,001
Wistron NeWeb Corp.	4,000	10,680
WUS Printed Circuit Co., Ltd.	11,000	8,858
Xxentria Technology Materials Corp.	4,000	10,960

Yang Ming Marine Transport Corp.*	30,000	$7,937
Zeng Hsing Industrial Co., Ltd.	3,000	12,604

Total Taiwan		860,155
Thailand – 1.9%
Delta Electronics Thailand PCL NVDR	4,200	8,929
KCE Electronics PCL NVDR	4,100	7,976
Thai Union Group PCL NVDR	41,100	19,645
TTCL PCL NVDR	16,900	7,326

Total Thailand		43,876
TOTAL COMMON STOCKS (Cost: $2,478,752)		2,360,353
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Prime Portfolio, 0.31%(b) (Cost: $24,378)(c)	24,378	24,378
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $2,503,130)		2,384,731
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.9)%		(21,242)

NET ASSETS – 100.0%		$2,363,489
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at December 31, 2015 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of December 31, 2015.

(c)	At December 31, 2015, the total market value of the Fund’s securities on loan was $22,906 and the total market value of the collateral held by the Fund was $24,378.

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	15

Schedule of Investments (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2015

Investments	Shares	Value

COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 1.5%
Huntington Ingalls Industries, Inc.	24	$3,044
Northrop Grumman Corp.	33	6,231
Precision Castparts Corp.	24	5,568
Spirit AeroSystems Holdings, Inc. Class A*	55	2,754

Total Aerospace & Defense		17,597
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	57	3,535
Airlines – 0.7%
Alaska Air Group, Inc.	49	3,945
Southwest Airlines Co.	113	4,866

Total Airlines		8,811
Banks – 4.8%
Bank of America Corp.	501	8,432
BB&T Corp.	76	2,874
Citizens Financial Group, Inc.	66	1,729
Comerica, Inc.	45	1,882
East West Bancorp, Inc.	45	1,870
Fifth Third Bancorp	155	3,115
First Republic Bank	37	2,444
Huntington Bancshares, Inc.	182	2,013
KeyCorp	144	1,899
M&T Bank Corp.	20	2,424
PNC Financial Services Group, Inc. (The)	36	3,431
Regions Financial Corp.	213	2,045
Signature Bank*	14	2,147
SunTrust Banks, Inc.	56	2,399
SVB Financial Group*	14	1,665
U.S. Bancorp	113	4,822
Wells Fargo & Co.	208	11,307
Zions Bancorp	71	1,938

Total Banks		58,436
Beverages – 0.9%
Constellation Brands, Inc. Class A	37	5,270
Dr. Pepper Snapple Group, Inc.	58	5,406

Total Beverages		10,676
Biotechnology – 1.4%
Alnylam Pharmaceuticals, Inc.*	26	2,448
Incyte Corp.*	36	3,904
Intercept Pharmaceuticals, Inc.*	11	1,643
Ionis Pharmaceuticals, Inc.*	49	3,035
Medivation, Inc.*	48	2,320
United Therapeutics Corp.*	23	3,602

Total Biotechnology		16,952
Building Products – 0.5%
Fortune Brands Home & Security, Inc.	104	5,772
Capital Markets – 1.3%
Charles Schwab Corp. (The)	90	2,964
E*TRADE Financial Corp.*	61	1,808

Northern Trust Corp.	32	$2,307
Raymond James Financial, Inc.	35	2,029
SEI Investments Co.	56	2,934
State Street Corp.	38	2,521
TD Ameritrade Holding Corp.	49	1,701

Total Capital Markets		16,264
Commercial Services & Supplies – 2.7%
ADT Corp. (The)	119	3,925
Cintas Corp.	42	3,824
KAR Auction Services, Inc.	99	3,666
Republic Services, Inc.	98	4,311
Rollins, Inc.	227	5,879
Waste Connections, Inc.	107	6,026
Waste Management, Inc.	82	4,377

Total Commercial Services & Supplies		32,008
Communications Equipment – 0.6%
Harris Corp.	77	6,691
Consumer Finance – 1.3%
Ally Financial, Inc.*	118	2,200
Capital One Financial Corp.	51	3,681
Discover Financial Services	65	3,485
Navient Corp.	220	2,519
OneMain Holding, Inc.*	36	1,495
Synchrony Financial*	63	1,916

Total Consumer Finance		15,296
Distributors – 0.4%
Genuine Parts Co.	50	4,295
Diversified Consumer Services – 0.8%
H&R Block, Inc.	129	4,297
Service Corp. International	200	5,204

Total Diversified Consumer Services		9,501
Diversified Financial Services – 1.1%
Berkshire Hathaway, Inc. Class B*	83	10,959
Leucadia National Corp.	68	1,183
Voya Financial, Inc.	45	1,661

Total Diversified Financial Services		13,803
Diversified Telecommunication Services – 4.2%
AT&T, Inc.	519	17,859
CenturyLink, Inc.	217	5,459
Frontier Communications Corp.	927	4,329
Verizon Communications, Inc.	399	18,442
Zayo Group Holdings, Inc.*	193	5,132

Total Diversified Telecommunication Services		51,221
Electric Utilities – 6.5%
American Electric Power Co., Inc.	118	6,876
Duke Energy Corp.	98	6,996
Edison International	76	4,500
Entergy Corp.	82	5,605
Eversource Energy	111	5,669
Exelon Corp.	163	4,526
FirstEnergy Corp.	135	4,284

See Notes to Financial Statements.

16	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2015

Investments	Shares	Value

ITC Holdings Corp.	123	$4,828
NextEra Energy, Inc.	72	7,480
OGE Energy Corp.	166	4,364
Pepco Holdings, Inc.	165	4,292
Pinnacle West Capital Corp.	79	5,094
Southern Co. (The)	172	8,048
Xcel Energy, Inc.	176	6,320

Total Electric Utilities		78,882
Electrical Equipment – 1.1%
Acuity Brands, Inc.	24	5,611
Hubbell, Inc.	36	3,637
SolarCity Corp.*	84	4,286

Total Electrical Equipment		13,534
Electronic Equipment, Instruments & Components – 0.4%
CDW Corp.	125	5,255
Food & Staples Retailing – 2.9%
CVS Health Corp.	98	9,581
Kroger Co. (The)	126	5,271
Rite Aid Corp.*	573	4,492
Sysco Corp.	134	5,494
Walgreens Boots Alliance, Inc.	89	7,579
Whole Foods Market, Inc.	89	2,982

Total Food & Staples Retailing		35,399
Food Products – 3.6%
ConAgra Foods, Inc.	162	6,830
Hershey Co. (The)	52	4,642
Hormel Foods Corp.	91	7,196
J.M. Smucker Co. (The)	57	7,031
Keurig Green Mountain, Inc.	52	4,679
Kraft Heinz Co. (The)	86	6,257
Tyson Foods, Inc. Class A	122	6,506

Total Food Products		43,141
Gas Utilities – 1.4%
AGL Resources, Inc.	92	5,871
Atmos Energy Corp.	101	6,367
National Fuel Gas Co.	99	4,232

Total Gas Utilities		16,470
Health Care Providers & Services – 7.6%
Aetna, Inc.	52	5,622
AmerisourceBergen Corp.	37	3,837
Brookdale Senior Living, Inc.*	100	1,846
Cardinal Health, Inc.	59	5,267
Centene Corp.*	56	3,685
Cigna Corp.	51	7,463
Community Health Systems, Inc.*	78	2,069
DaVita HealthCare Partners, Inc.*	35	2,440
Envision Healthcare Holdings, Inc.*	153	3,973
Express Scripts Holding Co.*	98	8,566
HCA Holdings, Inc.*	44	2,976
Humana, Inc.	35	6,248
Laboratory Corp. of America Holdings*	37	4,575

McKesson Corp.	31	6,114
MEDNAX, Inc.*	40	2,866
Premier, Inc. Class A*	112	3,950
Quest Diagnostics, Inc.	54	3,842
UnitedHealth Group, Inc.	93	10,941
Universal Health Services, Inc. Class B	42	5,019

Total Health Care Providers & Services		91,299
Health Care Technology – 0.3%
Cerner Corp.*	69	4,152
Hotels, Restaurants & Leisure – 1.2%
Chipotle Mexican Grill, Inc.*	5	2,399
Darden Restaurants, Inc.	45	2,864
Domino’s Pizza, Inc.	52	5,785
Marriott International, Inc. Class A	59	3,955

Total Hotels, Restaurants & Leisure		15,003
Household Durables – 2.3%
D.R. Horton, Inc.	208	6,662
Lennar Corp. Class A	109	5,331
NVR, Inc.*	4	6,572
PulteGroup, Inc.	303	5,400
Toll Brothers, Inc.*	126	4,196

Total Household Durables		28,161
Household Products – 0.3%
Church & Dwight Co., Inc.	49	4,159
Independent Power and Renewable Electricity Producers – 0.5%
Calpine Corp.*	231	3,343
NRG Energy, Inc.	189	2,224

Total Independent Power and Renewable Electricity Producers		5,567
Insurance – 3.6%
Alleghany Corp.*	6	2,868
Allstate Corp. (The)	50	3,105
American Financial Group, Inc.	41	2,955
Cincinnati Financial Corp.	51	3,018
FNF Group	78	2,704
Hartford Financial Services Group, Inc. (The)	60	2,608
Lincoln National Corp.	49	2,463
Loews Corp.	102	3,917
Principal Financial Group, Inc.	77	3,463
Progressive Corp. (The)	126	4,007
Torchmark Corp.	39	2,229
Travelers Cos., Inc. (The)	40	4,514
Unum Group	87	2,896
W.R. Berkley Corp.	48	2,628

Total Insurance		43,375
Internet Software & Services – 0.6%
CoStar Group, Inc.*	15	3,100
Zillow Group, Inc. Class A*	54	1,406
Zillow Group, Inc. Class C*	108	2,536

Total Internet Software & Services		7,042

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	17

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2015

Investments	Shares	Value

IT Services – 3.1%
Automatic Data Processing, Inc.	84	$7,117
Broadridge Financial Solutions, Inc.	110	5,910
Fiserv, Inc.*	72	6,585
Jack Henry & Associates, Inc.	80	6,245
Paychex, Inc.	106	5,606
Vantiv, Inc. Class A*	134	6,354

Total IT Services		37,817
Media – 5.3%
Cablevision Systems Corp. Class A	230	7,337
CBS Corp. Class B Non-Voting Shares	107	5,043
Charter Communications, Inc. Class A*	29	5,310
Comcast Corp. Class A	221	12,471
DISH Network Corp. Class A*	61	3,488
Gannett Co., Inc.	81	1,319
Liberty Media Corp. Class C*	151	5,750
Madison Square Garden Co. (The) Class A*	14	2,265
MSG Networks, Inc. Class A*	36	749
Scripps Networks Interactive, Inc. Class A	51	2,816
Sirius XM Holdings, Inc.*	1,239	5,043
TEGNA, Inc.	161	4,109
Time Warner Cable, Inc.	36	6,681
Tribune Media Co. Class A	60	2,028

Total Media		64,409
Multi-Utilities – 5.8%
Alliant Energy Corp.	93	5,808
Ameren Corp.	116	5,015
CenterPoint Energy, Inc.	191	3,507
CMS Energy Corp.	167	6,025
Consolidated Edison, Inc.	93	5,977
Dominion Resources, Inc.	105	7,102
DTE Energy Co.	75	6,014
NiSource, Inc.	138	2,693
PG&E Corp.	105	5,585
Public Service Enterprise Group, Inc.	125	4,836
SCANA Corp.	107	6,473
WEC Energy Group, Inc.	214	10,980

Total Multi-Utilities		70,015
Multiline Retail – 1.8%
Dillard’s, Inc. Class A	27	1,774
Dollar General Corp.	53	3,809
Dollar Tree, Inc.*	56	4,325
Kohl’s Corp.	60	2,858
Macy’s, Inc.	46	1,609
Nordstrom, Inc.	41	2,042
Target Corp.	74	5,373

Total Multiline Retail		21,790
Oil, Gas & Consumable Fuels – 0.2%
Columbia Pipeline Group, Inc.	142	2,840
Professional Services – 0.4%
Verisk Analytics, Inc.*	61	4,690

Real Estate Investment Trusts (REITs) – 12.7%
Alexandria Real Estate Equities, Inc.	32	$2,892
American Capital Agency Corp.	196	3,399
Annaly Capital Management, Inc.	392	3,677
Apartment Investment & Management Co. Class A	92	3,683
AvalonBay Communities, Inc.	28	5,156
Boston Properties, Inc.	34	4,336
Brixmor Property Group, Inc.	157	4,054
Camden Property Trust	51	3,915
Care Capital Properties, Inc.	11	336
Crown Castle International Corp.	42	3,631
DDR Corp.	208	3,503
Duke Realty Corp.	210	4,414
Equity Residential	66	5,385
Essex Property Trust, Inc.	18	4,309
Extra Space Storage, Inc.	54	4,763
Federal Realty Investment Trust	29	4,237
Four Corners Property Trust, Inc.*	15	362
General Growth Properties, Inc.	125	3,401
HCP, Inc.	118	4,512
Host Hotels & Resorts, Inc.	224	3,436
Kilroy Realty Corp.	52	3,291
Kimco Realty Corp.	151	3,995
Lamar Advertising Co. Class A	48	2,879
Liberty Property Trust	103	3,198
Macerich Co. (The)	23	1,856
Mid-America Apartment Communities, Inc.	48	4,359
National Retail Properties, Inc.	102	4,085
NorthStar Realty Europe Corp.	20	236
NorthStar Realty Finance Corp.	89	1,516
Omega Healthcare Investors, Inc.	108	3,778
Plum Creek Timber Co., Inc.	93	4,438
Public Storage	25	6,193
Realty Income Corp.	83	4,285
Regency Centers Corp.	58	3,951
Simon Property Group, Inc.	34	6,611
SL Green Realty Corp.	35	3,954
Starwood Property Trust, Inc.	139	2,858
UDR, Inc.	114	4,283
Ventas, Inc.	61	3,442
VEREIT, Inc.	301	2,384
Vornado Realty Trust	46	4,598
Welltower, Inc.	64	4,354

Total Real Estate Investment Trusts (REITs)		153,945
Real Estate Management & Development – 0.4%
Howard Hughes Corp. (The)*	22	2,489
Realogy Holdings Corp.*	46	1,687

Total Real Estate Management & Development		4,176
Road & Rail – 2.6%
AMERCO	12	4,674
CSX Corp.	224	5,813
JB Hunt Transport Services, Inc.	42	3,081
Norfolk Southern Corp.	56	4,737

See Notes to Financial Statements.

18	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

December 31, 2015

Investments	Shares	Value

Old Dominion Freight Line, Inc.*	53	$3,130
Ryder System, Inc.	54	3,069
Union Pacific Corp.	89	6,960

Total Road & Rail		31,464
Semiconductors & Semiconductor Equipment – 0.4%
First Solar, Inc.*	78	5,147
Software – 0.9%
Intuit, Inc.	52	5,018
Workday, Inc. Class A*	66	5,259

Total Software		10,277
Specialty Retail – 6.3%
Advance Auto Parts, Inc.	22	3,311
AutoNation, Inc.*	57	3,401
AutoZone, Inc.*	7	5,193
Bed Bath & Beyond, Inc.*	51	2,461
Best Buy Co., Inc.	94	2,862
CarMax, Inc.*	88	4,749
Dick’s Sporting Goods, Inc.	61	2,156
Home Depot, Inc. (The)	112	14,812
L Brands, Inc.	50	4,791
Lowe’s Cos., Inc.	107	8,136
Michaels Cos., Inc. (The)*	122	2,698
O’Reilly Automotive, Inc.*	22	5,575
Ross Stores, Inc.	89	4,789
Tractor Supply Co.	43	3,677
Ulta Salon Cosmetics & Fragrance, Inc.*	21	3,885
Urban Outfitters, Inc.*	78	1,775
Williams-Sonoma, Inc.	40	2,336

Total Specialty Retail		76,607
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	40	3,561
Hanesbrands, Inc.	213	6,269
Under Armour, Inc. Class A*	52	4,192

Total Textiles, Apparel & Luxury Goods		14,022
Thrifts & Mortgage Finance – 0.2%
New York Community Bancorp, Inc.	123	2,007
Tobacco – 1.8%
Altria Group, Inc.	197	11,468
Reynolds American, Inc.	222	10,245

Total Tobacco		21,713
Trading Companies & Distributors – 0.8%
Fastenal Co.	87	3,551
HD Supply Holdings, Inc.*	97	2,913
United Rentals, Inc.*	49	3,555

Total Trading Companies & Distributors		10,019

Water Utilities – 0.7%
American Water Works Co., Inc.	134	$8,006
Wireless Telecommunication Services – 0.4%
SBA Communications Corp. Class A*	50	5,254
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,242,141)		1,206,495
Cash and Other Assets in Excess of Liabilities – 0.2%		2,657

NET ASSETS – 100.0%		$1,209,152
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	19

Schedule of Investments (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2015

Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 2.2%
B/E Aerospace, Inc.	62	$2,627
Boeing Co. (The)	71	10,266
Honeywell International, Inc.	65	6,732
United Technologies Corp.	67	6,436

Total Aerospace & Defense		26,061
Air Freight & Logistics – 0.4%
Expeditors International of Washington, Inc.	119	5,367
Airlines – 0.6%
United Continental Holdings, Inc.*	133	7,621
Auto Components – 1.6%
BorgWarner, Inc.	56	2,421
Gentex Corp.	245	3,923
Goodyear Tire & Rubber Co. (The)	157	5,129
Johnson Controls, Inc.	96	3,791
Lear Corp.	35	4,299

Total Auto Components		19,563
Automobiles – 0.8%
Ford Motor Co.	341	4,805
Tesla Motors, Inc.*	22	5,280

Total Automobiles		10,085
Banks – 1.3%
CIT Group, Inc.	81	3,216
Citigroup, Inc.	232	12,006

Total Banks		15,222
Beverages – 2.6%
Brown-Forman Corp. Class B	40	3,971
Coca-Cola Co. (The)	203	8,721
Coca-Cola Enterprises, Inc.	65	3,201
Molson Coors Brewing Co. Class B	74	6,950
PepsiCo, Inc.	75	7,494

Total Beverages		30,337
Biotechnology – 4.1%
AbbVie, Inc.	135	7,997
Alexion Pharmaceuticals, Inc.*	45	8,584
Baxalta, Inc.	104	4,059
BioMarin Pharmaceutical, Inc.*	57	5,971
Celgene Corp.*	81	9,701
OPKO Health, Inc.*	355	3,568
Puma Biotechnology, Inc.*	27	2,117
Regeneron Pharmaceuticals, Inc.*	12	6,514

Total Biotechnology		48,511
Capital Markets – 2.3%
BlackRock, Inc.	16	5,448
Franklin Resources, Inc.	107	3,940
Goldman Sachs Group, Inc. (The)	38	6,849
Morgan Stanley	207	6,584
T. Rowe Price Group, Inc.	55	3,932

Total Capital Markets		26,753
Chemicals – 7.0%
Air Products & Chemicals, Inc.	41	$5,334
Albemarle Corp.	62	3,473
Ashland, Inc.	28	2,876
Celanese Corp. Series A	49	3,299
Chemours Co. (The)	25	134
Dow Chemical Co. (The)	105	5,405
E.I. du Pont de Nemours & Co.	133	8,858
Eastman Chemical Co.	51	3,443
Ecolab, Inc.	50	5,719
FMC Corp.	85	3,326
Huntsman Corp.	178	2,024
International Flavors & Fragrances, Inc.	29	3,469
Monsanto Co.	47	4,630
Mosaic Co. (The)	76	2,097
NewMarket Corp.	11	4,188
Platform Specialty Products Corp.*	177	2,271
PPG Industries, Inc.	48	4,743
Praxair, Inc.	40	4,096
RPM International, Inc.	99	4,362
Valspar Corp. (The)	66	5,475
W.R. Grace & Co.*	35	3,486

Total Chemicals		82,708
Communications Equipment – 2.2%
Cisco Systems, Inc.	239	6,490
CommScope Holding Co., Inc.*	160	4,142
F5 Networks, Inc.*	23	2,230
Juniper Networks, Inc.	181	4,996
Motorola Solutions, Inc.	67	4,586
QUALCOMM, Inc.	77	3,849

Total Communications Equipment		26,293
Construction & Engineering – 0.6%
Fluor Corp.	69	3,258
Jacobs Engineering Group, Inc.*	80	3,356

Total Construction & Engineering		6,614
Containers & Packaging – 1.3%
Avery Dennison Corp.	77	4,825
Ball Corp.	43	3,127
Crown Holdings, Inc.*	50	2,535
Sealed Air Corp.	123	5,486

Total Containers & Packaging		15,973
Diversified Financial Services – 1.5%
CME Group, Inc.	74	6,705
McGraw Hill Financial, Inc.	43	4,239
Moody’s Corp.	29	2,910
MSCI, Inc.	49	3,534

Total Diversified Financial Services		17,388
Electrical Equipment – 1.0%
AMETEK, Inc.	86	4,609
Emerson Electric Co.	88	4,209
Rockwell Automation, Inc.	32	3,283

Total Electrical Equipment		12,101

See Notes to Financial Statements.

20	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2015

Investments	Shares	Value
Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp. Class A	92	$4,805
Arrow Electronics, Inc.*	40	2,167
Avnet, Inc.	76	3,256
Corning, Inc.	197	3,601
Keysight Technologies, Inc.*	88	2,493
Trimble Navigation Ltd.*	139	2,982

Total Electronic Equipment, Instruments & Components		19,304
Energy Equipment & Services – 1.5%
Baker Hughes, Inc.	58	2,677
Cameron International Corp.*	63	3,981
FMC Technologies, Inc.*	78	2,263
Halliburton Co.	93	3,166
National Oilwell Varco, Inc.	74	2,478
Oceaneering International, Inc.	73	2,739

Total Energy Equipment & Services		17,304
Food Products – 1.9%
Archer-Daniels-Midland Co.	111	4,072
Hain Celestial Group, Inc. (The)*	80	3,231
Ingredion, Inc.	36	3,450
McCormick & Co., Inc. Non-Voting Shares	49	4,192
Mead Johnson Nutrition Co.	34	2,684
Mondelez International, Inc. Class A	120	5,381

Total Food Products		23,010
Health Care Equipment & Supplies – 6.6%
Abbott Laboratories	160	7,186
Baxter International, Inc.	105	4,006
Becton, Dickinson and Co.	30	4,623
Boston Scientific Corp.*	251	4,628
Cooper Cos., Inc. (The)	36	4,831
DENTSPLY International, Inc.	88	5,355
DexCom, Inc.*	87	7,125
Edwards Lifesciences Corp.*	78	6,161
IDEXX Laboratories, Inc.*	57	4,156
ResMed, Inc.	104	5,584
Sirona Dental Systems, Inc.*	48	5,259
St. Jude Medical, Inc.	84	5,189
Teleflex, Inc.	31	4,075
Varian Medical Systems, Inc.*	73	5,898
Zimmer Biomet Holdings, Inc.	42	4,309

Total Health Care Equipment & Supplies		78,385
Health Care Providers & Services – 0.4%
Anthem, Inc.	33	4,601
Health Care Technology – 0.2%
IMS Health Holdings, Inc.*	85	2,165
Hotels, Restaurants & Leisure – 2.1%
Las Vegas Sands Corp.	74	3,244
McDonald’s Corp.	102	12,050
Starwood Hotels & Resorts Worldwide, Inc.	55	3,811
Wynn Resorts Ltd.	37	2,560
Yum! Brands, Inc.	42	3,068

Total Hotels, Restaurants & Leisure		24,733
Household Durables – 0.9%
GoPro, Inc. Class A*	114	$2,053
Harman International Industries, Inc.	52	4,899
Whirlpool Corp.	22	3,231

Total Household Durables		10,183
Household Products – 1.9%
Colgate-Palmolive Co.	77	5,130
Energizer Holdings, Inc.	22	749
Kimberly-Clark Corp.	37	4,710
Procter & Gamble Co. (The)	145	11,515

Total Household Products		22,104
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.	204	1,952
Industrial Conglomerates – 2.9%
3M Co.	58	8,737
Danaher Corp.	74	6,873
General Electric Co.	596	18,566

Total Industrial Conglomerates		34,176
Insurance – 1.8%
Aflac, Inc.	66	3,954
CNA Financial Corp.	89	3,128
Marsh & McLennan Cos., Inc.	83	4,602
Prudential Financial, Inc.	59	4,803
Reinsurance Group of America, Inc.	52	4,449

Total Insurance		20,936
Internet & Catalog Retail – 2.8%
Amazon.com, Inc.*	24	16,221
Expedia, Inc.	53	6,588
Priceline Group, Inc. (The)*	5	6,375
TripAdvisor, Inc.*	42	3,580

Total Internet & Catalog Retail		32,764
Internet Software & Services – 2.1%
Alphabet, Inc. Class A*	15	11,670
eBay, Inc.*	104	2,858
Facebook, Inc. Class A*	95	9,943

Total Internet Software & Services		24,471
IT Services – 4.2%
Computer Sciences Corp.	49	1,601
CSRA, Inc.	49	1,470
FleetCor Technologies, Inc.*	22	3,145
Gartner, Inc.*	54	4,898
Global Payments, Inc.	72	4,645
International Business Machines Corp.	30	4,129
MasterCard, Inc. Class A	72	7,010
PayPal Holdings, Inc.*	106	3,837
Sabre Corp.	152	4,251
Teradata Corp.*	103	2,721
Visa, Inc. Class A	128	9,926
Western Union Co. (The)	117	2,096

Total IT Services		49,729

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	21

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2015

Investments	Shares	Value
Leisure Products – 0.6%
Hasbro, Inc.	45	$3,031
Mattel, Inc.	151	4,103

Total Leisure Products		7,134
Life Sciences Tools & Services – 3.0%
Agilent Technologies, Inc.	87	3,637
Illumina, Inc.*	23	4,415
Mettler-Toledo International, Inc.*	19	6,444
PerkinElmer, Inc.	85	4,553
Quintiles Transnational Holdings, Inc.*	75	5,150
Thermo Fisher Scientific, Inc.	41	5,816
Waters Corp.*	40	5,383

Total Life Sciences Tools & Services		35,398
Machinery – 4.8%
Caterpillar, Inc.	64	4,349
Colfax Corp.*	48	1,121
Cummins, Inc.	44	3,872
Deere & Co.	69	5,263
Donaldson Co., Inc.	124	3,554
Dover Corp.	48	2,943
Flowserve Corp.	59	2,483
IDEX Corp.	42	3,218
Illinois Tool Works, Inc.	63	5,839
Lincoln Electric Holdings, Inc.	61	3,165
PACCAR, Inc.	62	2,939
Parker-Hannifin Corp.	38	3,685
Stanley Black & Decker, Inc.	50	5,336
WABCO Holdings, Inc.*	26	2,659
Wabtec Corp.	41	2,916
Xylem, Inc.	86	3,139

Total Machinery		56,481
Media – 1.6%
Discovery Communications, Inc. Class C*	173	4,363
Interpublic Group of Cos., Inc. (The)	165	3,841
News Corp. Class A	225	3,006
Omnicom Group, Inc.	47	3,556
Twenty-First Century Fox, Inc. Class A	165	4,482

Total Media		19,248
Metals & Mining – 0.4%
Alcoa, Inc.	357	3,523
Freeport-McMoRan, Inc.	167	1,131

Total Metals & Mining		4,654
Oil, Gas & Consumable Fuels – 3.3%
Apache Corp.	75	3,335
Chevron Corp.	105	9,446
ConocoPhillips	98	4,576
Exxon Mobil Corp.	191	14,889
Hess Corp.	57	2,763
Murphy Oil Corp.	56	1,257
Spectra Energy Corp.	100	2,394

Total Oil, Gas & Consumable Fuels		38,660
Personal Products – 0.7%
Coty, Inc. Class A	115	$2,948
Edgewell Personal Care Co.	22	1,724
Estee Lauder Cos., Inc. (The) Class A	37	3,258

Total Personal Products		7,930
Pharmaceuticals – 5.0%
Bristol-Myers Squibb Co.	161	11,075
Eli Lilly & Co.	105	8,847
Johnson & Johnson	138	14,176
Merck & Co., Inc.	164	8,663
Pfizer, Inc.	343	11,072
Zoetis, Inc.	121	5,798

Total Pharmaceuticals		59,631
Professional Services – 1.3%
IHS, Inc. Class A*	24	2,842
ManpowerGroup, Inc.	75	6,322
Towers Watson & Co. Class A	52	6,680

Total Professional Services		15,844
Real Estate Investment Trusts (REITs) – 0.4%
Equinix, Inc.	16	4,838
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A*	74	2,559
Jones Lang LaSalle, Inc.	17	2,717

Total Real Estate Management & Development		5,276
Road & Rail – 0.4%
Kansas City Southern	59	4,405
Semiconductors & Semiconductor Equipment – 5.8%
Analog Devices, Inc.	54	2,987
Applied Materials, Inc.	228	4,257
Broadcom Corp. Class A	90	5,204
Intel Corp.	195	6,718
KLA-Tencor Corp.	41	2,843
Lam Research Corp.	53	4,209
Linear Technology Corp.	88	3,737
Maxim Integrated Products, Inc.	147	5,586
Microchip Technology, Inc.	99	4,607
Micron Technology, Inc.*	178	2,521
NVIDIA Corp.	217	7,152
ON Semiconductor Corp.*	346	3,391
Qorvo, Inc.*	52	2,647
Skyworks Solutions, Inc.	42	3,227
SunEdison, Inc.*	121	616
Texas Instruments, Inc.	107	5,865
Xilinx, Inc.	59	2,771

Total Semiconductors & Semiconductor Equipment		68,338
Software – 6.4%
Activision Blizzard, Inc.	143	5,536
Adobe Systems, Inc.*	56	5,261
ANSYS, Inc.*	34	3,145
Autodesk, Inc.*	73	4,448
CA, Inc.	82	2,342

See Notes to Financial Statements.

22	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

December 31, 2015

Investments	Shares	Value
Cadence Design Systems, Inc.*	232	$4,828
Citrix Systems, Inc.*	44	3,329
Electronic Arts, Inc.*	72	4,948
Fortinet, Inc.*	72	2,244
Microsoft Corp.	276	15,312
Oracle Corp.	159	5,808
Red Hat, Inc.*	43	3,561
ServiceNow, Inc.*	67	5,799
Symantec Corp.	134	2,814
Synopsys, Inc.*	89	4,059
VMware, Inc. Class A*	31	1,754

Total Software		75,188
Specialty Retail – 0.4%
Tiffany & Co.	65	4,959
Technology Hardware, Storage & Peripherals – 3.0%
Apple, Inc.	175	18,420
EMC Corp.	129	3,313
Hewlett Packard Enterprise Co.	123	1,870
HP, Inc.	123	1,456
NetApp, Inc.	95	2,520
SanDisk Corp.	73	5,547
Western Digital Corp.	31	1,862

Total Technology Hardware, Storage & Peripherals		34,988
Textiles, Apparel & Luxury Goods – 1.0%
NIKE, Inc. Class B	142	8,875
PVH Corp.	45	3,314

Total Textiles, Apparel & Luxury Goods		12,189
Tobacco – 0.7%
Philip Morris International, Inc.	89	7,824
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,244,206)		1,179,399
Cash and Other Assets in Excess of Liabilities – 0.2%		2,326

NET ASSETS – 100.0%		$1,181,725
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	23

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 4.2%
ALS Ltd.	1,034	$2,836
AP Eagers Ltd.	541	4,999
carsales.com Ltd.	666	5,660
CSR Ltd.	2,386	5,017
Downer EDI Ltd.	1,799	4,712
DuluxGroup Ltd.	1,292	6,251
Event Hospitality and Entertainment Ltd.	422	5,054
Fairfax Media Ltd.	7,694	5,150
Genworth Mortgage Insurance Australia Ltd.	2,562	5,145
Iress Ltd.	553	4,023
JB Hi-Fi Ltd.	389	5,524
Navitas Ltd.	1,269	4,312
Nine Entertainment Co. Holdings Ltd.	3,684	5,106
Northern Star Resources Ltd.	1,123	2,271
Perpetual Ltd.	174	5,906
Premier Investments Ltd.	469	4,845
Primary Health Care Ltd.	1,861	3,168
Seven Group Holdings Ltd.	1,556	6,260
Spotless Group Holdings Ltd.	3,649	2,867
Super Retail Group Ltd.	664	5,512
Veda Group Ltd.	1,878	3,826
WorleyParsons Ltd.	1,085	3,655

Total Australia		102,099
Austria – 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	38	2,081
Belgium – 0.4%
Bekaert S.A.	133	4,101
Econocom Group S.A./N.V.	216	2,005
Warehouses De Pauw CVA	52	4,589

Total Belgium		10,695
Brazil – 1.0%
Cia Siderurgica Nacional S.A.	3,024	3,057
EcoRodovias Infraestrutura e Logistica S.A.	1,915	2,464
EDP – Energias do Brasil S.A.	1,008	3,068
Grendene S.A.	705	3,001
Multiplus S.A.	403	3,804
Odontoprev S.A.	1,109	2,649
Smiles S.A.	302	2,656
Transmissora Alianca de Energia Eletrica S.A.	1,109	4,695

Total Brazil		25,394
Canada – 4.9%
Aimia, Inc.	641	4,342
Algonquin Power & Utilities Corp.	858	6,739
Canadian Energy Services & Technology Corp.	821	2,293
Canadian Western Bank	150	2,525
Capital Power Corp.	415	5,309
Chartwell Retirement Residences	520	4,754
Corus Entertainment, Inc. Class B	429	3,335
Dominion Diamond Corp.	360	3,665
Enbridge Income Fund Holdings, Inc.	187	3,773

EnerCare, Inc.	345	$3,964
Enerplus Corp.	1,300	4,445
Ensign Energy Services, Inc.	527	2,800
Gibson Energy, Inc.	517	5,144
Just Energy Group, Inc.	606	4,310
Laurentian Bank of Canada	78	2,712
Manitoba Telecom Services, Inc.	261	5,593
Mullen Group Ltd.	349	3,520
Norbord, Inc.	221	4,288
North West Co., Inc. (The)	203	4,190
Pan American Silver Corp.	665	4,313
Parkland Fuel Corp.	241	4,041
Precision Drilling Corp.	870	3,426
Russel Metals, Inc.	313	3,621
Secure Energy Services, Inc.	374	2,251
Superior Plus Corp.	582	4,508
TransAlta Corp.	1,771	6,260
TransAlta Renewables, Inc.	679	5,069
TransForce, Inc.	235	3,994
Westshore Terminals Investment Corp.	247	2,071
Yamana Gold, Inc.	1,817	3,362

Total Canada		120,617
Chile – 0.2%
Parque Arauco S.A.	1,907	3,006
Vina Concha y Toro S.A.	1,909	2,859

Total Chile		5,865
China – 2.4%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	2,000	2,550
Boer Power Holdings Ltd.	1,000	1,801
China Communications Services Corp., Ltd. Class H	8,000	3,004
China Lilang Ltd.	4,000	2,952
China National Building Material Co., Ltd. Class H	6,000	2,880
CIFI Holdings Group Co., Ltd.	16,000	3,572
Huadian Power International Corp., Ltd. Class H	4,000	2,606
Jiangsu Expressway Co., Ltd. Class H	4,000	5,399
Jiangxi Copper Co., Ltd. Class H	3,000	3,557
Poly Property Group Co., Ltd.	7,000	2,285
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,100	2,382
Sinotrans Ltd. Class H	4,000	2,152
SITC International Holdings Co., Ltd.	6,000	3,182
Sunac China Holdings Ltd.	4,000	3,097
TCL Communication Technology Holdings Ltd.	4,000	2,947
Weichai Power Co., Ltd. Class H	2,000	2,214
Xinyi Glass Holdings Ltd.	8,000	4,707
Zhejiang Expressway Co., Ltd. Class H	4,000	4,810
Zijin Mining Group Co., Ltd. Class H	12,000	3,143

Total China		59,240
Denmark – 0.3%
Alm Brand A/S	472	3,325
FLSmidth & Co. A/S	131	4,577

Total Denmark		7,902

See Notes to Financial Statements.

24	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

Finland – 0.6%
Cargotec Oyj Class B	102	$3,822
Konecranes Oyj	195	4,851
Uponor Oyj	221	3,265
Valmet Oyj	395	3,819

Total Finland		15,757
France – 1.0%
Alten S.A.	86	4,990
Bourbon S.A.	296	4,807
Neopost S.A.	255	6,224
Saft Groupe S.A.	82	2,502
Vallourec S.A.	702	6,558

Total France		25,081
Germany – 1.5%
alstria office REIT-AG*	379	5,070
Bilfinger SE	152	7,178
Comdirect Bank AG	352	4,168
CompuGroup Medical AG	75	2,754
ElringKlinger AG	170	4,340
Hamburger Hafen und Logistik AG	229	3,498
Indus Holding AG	80	3,868
TLG Immobilien AG	152	2,861
Wacker Neuson SE	197	3,044

Total Germany		36,781
Greece – 0.1%
Archrock, Inc.	382	2,873
Hong Kong – 1.0%
Hong Kong Aircraft Engineering Co., Ltd.	400	2,797
Kingboard Chemical Holdings Ltd.	2,500	3,994
Television Broadcasts Ltd.	3,000	12,368
Vitasoy International Holdings Ltd.	2,000	4,103
Wasion Group Holdings Ltd.	2,000	2,085

Total Hong Kong		25,347
Indonesia – 0.6%
Adaro Energy Tbk PT	50,000	1,868
AKR Corporindo Tbk PT	4,600	2,394
Bumitama Agri Ltd.	5,000	2,485
Lippo Karawaci Tbk PT	25,600	1,922
Media Nusantara Citra Tbk PT	25,600	3,445
Vale Indonesia Tbk PT*	18,200	2,159

Total Indonesia		14,273
Ireland – 0.2%
Irish Continental Group PLC	850	4,999
Israel – 0.7%
Amot Investments Ltd.	966	3,106
Delek Automotive Systems Ltd.	603	5,377
First International Bank of Israel Ltd.	174	2,054
Gazit-Globe Ltd.	441	3,931
Migdal Insurance & Financial Holding Ltd.	3,211	2,337

Total Israel		16,805

Italy – 1.0%
Astaldi SpA	263	$1,604
ASTM SpA	409	5,132
Industria Macchine Automatiche SpA	97	5,057
MARR SpA	255	5,285
RAI Way SpA(a)	773	3,962
Societa Cattolica di Assicurazioni SCRL	469	3,739

Total Italy		24,779
Japan – 11.1%
ADEKA Corp.	300	4,319
Aeon Delight Co., Ltd.	100	3,230
Aica Kogyo Co., Ltd.	200	3,975
Amano Corp.	200	2,738
Arcs Co., Ltd.	200	4,447
Autobacs Seven Co., Ltd.	300	5,516
Awa Bank Ltd. (The)	1,000	5,877
Chiyoda Co., Ltd.	100	3,138
COMSYS Holdings Corp.	300	4,262
Daido Steel Co., Ltd.	1,000	4,040
DCM Holdings Co., Ltd.	400	2,923
DMG Mori Co., Ltd.	200	2,369
Dynam Japan Holdings Co., Ltd.	2,800	3,049
Eagle Industry Co., Ltd.	200	3,709
Ebara Corp.	1,000	4,813
Exedy Corp.	200	4,890
Furukawa Co., Ltd.	1,000	2,078
Glory Ltd.	100	3,105
Heiwa Corp.	300	5,659
Hokkoku Bank Ltd. (The)	1,000	3,350
Hokuetsu Kishu Paper Co., Ltd.	500	2,968
Hyakugo Bank Ltd. (The)	1,000	4,913
Hyakujushi Bank Ltd. (The)	1,000	3,757
kabu.com Securities Co., Ltd.	1,500	4,738
Keiyo Bank Ltd. (The)	1,000	4,788
Lintec Corp.	200	4,255
Meitec Corp.	100	3,454
Mitsubishi Shokuhin Co., Ltd.	100	2,481
Mochida Pharmaceutical Co., Ltd.	100	7,157
Nagase & Co., Ltd.	400	5,111
Nichi-iko Pharmaceutical Co., Ltd.	100	2,417
Nihon M&A Center, Inc.	100	4,871
Nihon Parkerizing Co., Ltd.	400	4,133
Nikkon Holdings Co., Ltd.	200	4,028
Nippon Densetsu Kogyo Co., Ltd.	200	4,408
Nippon Flour Mills Co., Ltd.	1,000	7,224
Nippon Paper Industries Co., Ltd.	300	4,898
Nippon Steel & Sumikin Bussan Corp.	1,000	3,450
Nipro Corp.	400	4,416
Nissan Shatai Co., Ltd.	300	3,277
Nisshin Steel Co., Ltd.	300	3,215
NOF Corp.	1,000	7,773
North Pacific Bank Ltd.	600	2,100
Paltac Corp.	200	3,593
PanaHome Corp.	1,000	7,631

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	25

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

Ricoh Leasing Co., Ltd.	100	$3,138
Saibu Gas Co., Ltd.	2,000	4,655
Sanwa Holdings Corp.	500	4,007
Sapporo Holdings Ltd.	1,000	4,422
Showa Denko K.K.	3,000	3,541
SKY Perfect JSAT Holdings, Inc.	800	4,549
Sumitomo Warehouse Co., Ltd. (The)	1,000	5,354
T-Gaia Corp.	300	3,447
Takara Holdings, Inc.	500	3,841
Toho Bank Ltd. (The)	1,000	3,608
Toho Holdings Co., Ltd.	100	2,454
Tokai Tokyo Financial Holdings, Inc.	700	4,312
Topcon Corp.	100	1,712
Toppan Forms Co., Ltd.	300	3,591
Toyobo Co., Ltd.	2,000	2,826
Tsubakimoto Chain Co.	1,000	7,797
Tsumura & Co.	100	2,801
Universal Entertainment Corp.	200	3,674
UNY Group Holdings Co., Ltd.	600	3,806
Ushio, Inc.	300	4,185
Yamato Kogyo Co., Ltd.	100	2,577
Yoshinoya Holdings Co., Ltd.	200	2,595

Total Japan		271,435
Malaysia – 0.6%
Felda Global Ventures Holdings Bhd	8,300	3,306
Genting Plantations Bhd	1,800	4,444
KPJ Healthcare Bhd	3,200	3,145
Lafarge Malaysia Bhd	1,900	3,929

Total Malaysia		14,824
Mexico – 0.2%
Banregio Grupo Financiero S.A.B. de C.V.	505	2,583
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	504	2,440

Total Mexico		5,023
Netherlands – 0.2%
TKH Group N.V. CVA	139	5,653
New Zealand – 2.4%
Air New Zealand Ltd.	5,863	11,861
Ebos Group Ltd.	436	4,104
Genesis Energy Ltd.	7,357	9,721
Infratil Ltd.	2,793	6,262
Sky Network Television Ltd.	2,099	6,596
SKYCITY Entertainment Group Ltd.	2,287	6,936
Trade Me Group Ltd.	1,937	5,543
Z Energy Ltd.	1,421	6,576

Total New Zealand		57,599
Norway – 1.7%
Aker ASA Class A	191	3,539
Aker Solutions ASA	743	2,543
Atea ASA*	492	4,086
Austevoll Seafood ASA	698	4,258
Kongsberg Gruppen ASA	312	5,111
Ocean Yield ASA	613	4,744

Salmar ASA	528	$9,246
SpareBank 1 SR-Bank ASA	604	2,682
Veidekke ASA	406	4,977

Total Norway		41,186
Philippines – 0.3%
First Gen Corp.	8,100	3,890
Nickel Asia Corp.	16,300	2,165

Total Philippines		6,055
Poland – 0.3%
Asseco Poland S.A.	274	3,941
Synthos S.A.	4,166	4,019

Total Poland		7,960
Portugal – 0.4%
CTT-Correios de Portugal S.A.	534	5,136
Semapa-Sociedade de Investimento e Gestao	334	4,606

Total Portugal		9,742
Russia – 0.1%
LSR Group PJSC GDR Reg S	1,265	2,530
Singapore – 0.9%
GuocoLand Ltd.	2,300	2,927
OUE Ltd.	3,000	3,785
SMRT Corp., Ltd.	4,100	4,350
Venture Corp., Ltd.	1,100	6,358
Wing Tai Holdings Ltd.	3,000	3,711

Total Singapore		21,131
South Africa – 0.6%
Coronation Fund Managers Ltd.	1,128	3,851
DataTec Ltd.	1,159	3,852
Famous Brands Ltd.	456	3,826
Sibanye Gold Ltd.	1,741	2,567

Total South Africa		14,096
South Korea – 0.7%
Grand Korea Leisure Co., Ltd.	98	2,023
Hite Jinro Co., Ltd.	224	4,470
KEPCO Engineering & Construction Co., Inc.	68	2,007
Kumho Petrochemical Co., Ltd.	70	3,110
LS Industrial Systems Co., Ltd.	79	3,099
Seah Besteel Corp.	87	2,048

Total South Korea		16,757
Spain – 0.1%
Obrascon Huarte Lain S.A.	390	2,233
Sweden – 1.4%
AddTech AB Class B	184	3,137
Avanza Bank Holding AB	58	2,528
Bilia AB Class A	172	3,917
Com Hem Holding AB	322	2,933
Holmen AB Class B	152	4,717
Modern Times Group MTG AB Class B	200	5,141
Ratos AB Class B	618	3,580
Sweco AB Class B	218	3,213

See Notes to Financial Statements.

26	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

Wihlborgs Fastigheter AB	194	$3,935

Total Sweden		33,101
Switzerland – 0.4%
Cembra Money Bank AG*	93	5,983
Tecan Group AG Registered Shares	24	3,906

Total Switzerland		9,889
Taiwan – 2.9%
Chicony Electronics Co., Ltd.	2,000	4,396
ChipMOS TECHNOLOGIES, Inc.	3,000	2,836
Inventec Corp.	11,000	7,217
King’s Town Bank Co., Ltd.	4,000	2,849
Powertech Technology, Inc.	2,000	3,970
Radiant Opto-Electronics Corp.	1,000	2,295
Realtek Semiconductor Corp.	2,000	4,792
Ruentex Development Co., Ltd.	4,000	5,218
Ruentex Industries Ltd.	4,000	7,477
Synnex Technology International Corp.	6,000	5,854
Taiwan Secom Co., Ltd.	2,000	5,937
Teco Electric and Machinery Co., Ltd.	4,000	3,203
Transcend Information, Inc.	1,000	2,609
Wan Hai Lines Ltd.	6,000	3,334
Wistron Corp.	7,000	3,964
WPG Holdings Ltd.	6,000	5,745

Total Taiwan		71,696
Thailand – 0.8%
Bangchak Petroleum PCL (The) NVDR	5,400	4,952
Banpu PCL NVDR	8,800	3,913
BEC World PCL NVDR	5,300	4,492
Pruksa Real Estate PCL NVDR	7,100	5,228

Total Thailand		18,585
Turkey – 0.2%
Turk Traktor ve Ziraat Makineleri AS	191	4,551
United Kingdom – 6.0%
A.G.Barr PLC	376	2,954
Big Yellow Group PLC	350	4,158
Bodycote PLC	943	7,902
Brewin Dolphin Holdings PLC	725	3,314
Dairy Crest Group PLC	468	4,691
Debenhams PLC	4,648	5,018
Dignity PLC	83	3,126
Diploma PLC	306	3,432
Drax Group PLC	1,242	4,474
Electrocomponents PLC	1,829	6,424
EMIS Group PLC	175	2,935
esure Group PLC	927	3,459
Ferroglobe PLC	352	3,784
Fidessa Group PLC	135	3,986
Genus PLC	106	2,428
Go-Ahead Group PLC	120	4,721
Greggs PLC	213	4,125
Halfords Group PLC	786	3,886
Interserve PLC	444	3,406

J D Wetherspoon PLC	249	$2,747
Ladbrokes PLC	3,591	6,335
Laird PLC	732	3,829
Lookers PLC	991	2,702
Marshalls PLC	442	2,117
Marston’s PLC	1,915	4,699
Mitie Group PLC	1,113	5,102
Morgan Advanced Materials PLC	946	3,450
N Brown Group PLC	933	4,253
NCC Group PLC	520	2,299
Nostrum Oil & Gas PLC	409	2,441
Novae Group PLC	204	2,682
OneSavings Bank PLC	353	1,840
Polypipe Group PLC	512	2,634
Rank Group PLC	978	4,108
Safestore Holdings PLC	542	2,855
Synthomer PLC	796	3,732
Telecom Plus PLC	223	3,520
Tullett Prebon PLC	699	3,834
Vesuvius PLC	935	4,590

Total United Kingdom		147,992
United States – 48.1%
A. Schulman, Inc.	133	4,075
Abercrombie & Fitch Co. Class A	557	15,039
ABM Industries, Inc.	241	6,861
Allegheny Technologies, Inc.	844	9,495
Alon USA Energy, Inc.	394	5,847
American States Water Co.	185	7,761
Ameris Bancorp	68	2,311
Andersons, Inc. (The)	101	3,195
Applied Industrial Technologies, Inc.	217	8,786
Artisan Partners Asset Management, Inc. Class A	299	10,782
Astoria Financial Corp.	188	2,980
Atlantic Tele-Network, Inc.	50	3,912
Axiall Corp.	480	7,392
AZZ, Inc.	75	4,168
Badger Meter, Inc.	44	2,578
BBCN Bancorp, Inc.	292	5,028
BGC Partners, Inc. Class A	1,584	15,539
Bob Evans Farms, Inc.	139	5,400
Boston Private Financial Holdings, Inc.	328	3,720
Brady Corp. Class A	347	7,974
Briggs & Stratton Corp.	239	4,135
Brink’s Co. (The)	142	4,098
Bristow Group, Inc.	291	7,537
California Water Service Group	308	7,167
Capitol Federal Financial, Inc.	1,113	13,979
Carpenter Technology Corp.	218	6,599
Cato Corp. (The) Class A	182	6,701
Chemical Financial Corp.	128	4,387
Chesapeake Lodging Trust	348	8,756
ClubCorp Holdings, Inc.	309	5,645
Cogent Communications Holdings, Inc.	437	15,160
Cohen & Steers, Inc.	418	12,741

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	27

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

Commercial Metals Co.	683	$9,350
Community Bank System, Inc.	162	6,470
CONMED Corp.	101	4,449
Consolidated Communications Holdings, Inc.	688	14,414
CoreSite Realty Corp.	109	6,182
CSG Systems International, Inc.	159	5,721
Cubic Corp.	49	2,315
CVB Financial Corp.	392	6,633
Dean Foods Co.	322	5,522
Delek U.S. Holdings, Inc.	353	8,684
DeVry Education Group, Inc.	165	4,176
DineEquity, Inc.	137	11,600
Dolby Laboratories, Inc. Class A	124	4,173
DuPont Fabros Technology, Inc.	501	15,927
EastGroup Properties, Inc.	166	9,231
Ebix, Inc.	92	3,017
Education Realty Trust, Inc.	268	10,152
El Paso Electric Co.	248	9,548
Empire District Electric Co. (The)	400	11,228
ESCO Technologies, Inc.	68	2,458
Essendant, Inc.	138	4,486
Exponent, Inc.	76	3,796
FBL Financial Group, Inc. Class A	87	5,537
Federal Signal Corp.	213	3,376
Finish Line, Inc. (The) Class A	209	3,779
First Financial Bancorp	266	4,807
First Merchants Corp.	90	2,288
First Midwest Bancorp, Inc.	245	4,515
Forward Air Corp.	81	3,484
Franklin Electric Co., Inc.	144	3,892
Franklin Street Properties Corp.	765	7,918
G&K Services, Inc. Class A	78	4,906
Government Properties Income Trust	861	13,664
Gramercy Property Trust	2,947	22,751
Granite Construction, Inc.	137	5,879
Greenbrier Cos., Inc. (The)	107	3,490
H.B. Fuller Co.	141	5,142
Heartland Express, Inc.	108	1,838
Herman Miller, Inc.	233	6,687
Hersha Hospitality Trust	286	6,223
Hillenbrand, Inc.	355	10,519
Horace Mann Educators Corp.	161	5,342
Independent Bank Corp.	89	4,140
Innospec, Inc.	63	3,422
Insperity, Inc.	106	5,104
International Bancshares Corp.	205	5,268
Intersil Corp. Class A	1,020	13,015
Interval Leisure Group, Inc.	304	4,745
Investors Real Estate Trust	957	6,651
Joy Global, Inc.	929	11,715
Kaiser Aluminum Corp.	60	5,020
Kaman Corp.	112	4,571
Kindred Healthcare, Inc.	526	6,265
Knoll, Inc.	221	4,155

La-Z-Boy, Inc.	146	$3,565
LegacyTexas Financial Group, Inc.	120	3,002
Lexmark International, Inc. Class A	553	17,945
LTC Properties, Inc.	199	8,585
Mack-Cali Realty Corp.	342	7,986
Matson, Inc.	145	6,181
Matthews International Corp. Class A	78	4,169
MDC Holdings, Inc.	386	9,855
Meredith Corp.	293	12,672
MGE Energy, Inc.	203	9,419
Minerals Technologies, Inc.	36	1,651
Mobile Mini, Inc.	204	6,351
Monotype Imaging Holdings, Inc.	146	3,451
MSA Safety, Inc.	217	9,433
MTS Systems Corp.	65	4,122
Mueller Industries, Inc.	141	3,821
Mueller Water Products, Inc. Class A	410	3,526
National Penn Bancshares, Inc.	592	7,299
NBT Bancorp, Inc.	182	5,074
Neenah Paper, Inc.	68	4,245
New York REIT, Inc.	878	10,097
Nexstar Broadcasting Group, Inc. Class A	95	5,576
Northwest Bancshares, Inc.	411	5,503
Northwest Natural Gas Co.	208	10,527
Old National Bancorp	483	6,549
Olin Corp.	696	12,013
Otter Tail Corp.	316	8,415
Park National Corp.	75	6,786
Parkway Properties, Inc.	633	9,894
Pattern Energy Group, Inc.	787	16,456
Pennsylvania Real Estate Investment Trust	372	8,136
Physicians Realty Trust	378	6,373
Potlatch Corp.	270	8,165
Power Integrations, Inc.	84	4,085
Provident Financial Services, Inc.	242	4,876
QTS Realty Trust, Inc. Class A	154	6,947
Quaker Chemical Corp.	43	3,322
Ramco-Gershenson Properties Trust	476	7,906
Renasant Corp.	108	3,716
Rent-A-Center, Inc.	408	6,108
Retail Opportunity Investments Corp.	479	8,574
RMR Group, Inc. (The) Class A*	10	144
Rouse Properties, Inc.	324	4,717
S&T Bancorp, Inc.	105	3,236
Sabra Health Care REIT, Inc.	520	10,520
Sanderson Farms, Inc.	67	5,194
Saul Centers, Inc.	98	5,024
Scholastic Corp.	104	4,010
Schweitzer-Mauduit International, Inc.	240	10,078
SeaWorld Entertainment, Inc.	808	15,910
Select Income REIT	867	17,184
Selective Insurance Group, Inc.	155	5,205
ServisFirst Bancshares, Inc.	33	1,568
Shenandoah Telecommunications Co.	62	2,669

See Notes to Financial Statements.

28	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

December 31, 2015

Investments	Shares	Value

Simmons First National Corp. Class A	75	$3,852
Simpson Manufacturing Co., Inc.	174	5,942
Sinclair Broadcast Group, Inc. Class A	323	10,510
Sonic Corp.	171	5,525
South Jersey Industries, Inc.	525	12,348
SpartanNash Co.	164	3,549
STAG Industrial, Inc.	555	10,240
Standex International Corp.	28	2,328
Steelcase, Inc. Class A	412	6,139
Stepan Co.	77	3,826
Sturm Ruger & Co., Inc.	70	4,173
Summit Hotel Properties, Inc.	439	5,246
Tennant Co.	63	3,544
Terreno Realty Corp.	201	4,547
Tessera Technologies, Inc.	242	7,262
Tetra Tech, Inc.	155	4,033
Theravance, Inc.	2,288	24,116
Towne Bank	164	3,423
Trustmark Corp.	294	6,774
Union Bankshares Corp.	147	3,710
United Fire Group, Inc.	100	3,831
United States Steel Corp.	521	4,158
Universal Corp.	179	10,038
Universal Forest Products, Inc.	57	3,897
Universal Insurance Holdings, Inc.	80	1,854
Virtus Investment Partners, Inc.	24	2,819
Vishay Intertechnology, Inc.	643	7,748
Washington Real Estate Investment Trust	376	10,175
Watts Water Technologies, Inc. Class A	82	4,073
WD-40 Co.	54	5,327
Weis Markets, Inc.	153	6,778
WesBanco, Inc.	123	3,692
Westamerica Bancorp	113	5,283
Worthington Industries, Inc.	327	9,856

Total United States		1,177,839
TOTAL COMMON STOCKS (Cost: $2,488,358)		2,440,465
EXCHANGE-TRADED NOTE – 0.1%
United States – 0.1%
iPath MSCI India Index ETN*
(Cost: $2,828)	45	2,884
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $2,491,186)		2,443,349
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.3%		6,512

NET ASSETS – 100.0%		$2,449,861
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA – Certificaten Van Aandelen (Certificate of Stock)

ETN – Exchange-Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

Reg S – Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	29

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2015

Investments	Shares	Value
EXCHANGE-TRADED FUND – 99.9%
United States – 99.9%
WisdomTree Global SmallCap Dividend Fund(a)
(Cost: $1,997,465)	80,821	$1,989,813
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,997,465)		1,989,813
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		1,382

NET ASSETS – 100.0%		$1,991,195
(a)	Affiliated company (See Note 7).

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

1/5/2016	CHF	1,738	USD	1,694	$(42)
1/5/2016	CHF	2,051	USD	2,000	(49)
1/5/2016	CHF	2,050	USD	2,000	(48)
1/5/2016	CHF	2,050	USD	2,000	(48)
1/5/2016	DKK	9,052	USD	1,283	(35)
1/5/2016	DKK	10,685	USD	1,515	(40)
1/5/2016	DKK	10,686	USD	1,515	(40)
1/5/2016	DKK	10,686	USD	1,515	(40)
1/5/2016	EUR	22,875	USD	24,185	(664)
1/5/2016	EUR	27,030	USD	28,579	(784)
1/5/2016	EUR	27,031	USD	28,579	(785)
1/5/2016	EUR	27,031	USD	28,579	(784)
1/5/2016	GBP	17,328	USD	26,086	546
1/5/2016	GBP	20,474	USD	30,825	648
1/5/2016	GBP	20,475	USD	30,825	647
1/5/2016	GBP	20,475	USD	30,825	646
1/5/2016	HKD	119,394	USD	15,403	(2)
1/5/2016	HKD	141,092	USD	18,203	(2)
1/5/2016	HKD	141,090	USD	18,203	(2)
1/5/2016	HKD	141,096	USD	18,203	(3)
1/5/2016	ILS	12,065	USD	3,119	18
1/5/2016	ILS	14,258	USD	3,686	22
1/5/2016	ILS	14,257	USD	3,686	22
1/5/2016	ILS	14,257	USD	3,686	22
1/5/2016	NOK	63,499	USD	7,309	135
1/5/2016	NOK	75,003	USD	8,635	161
1/5/2016	NOK	75,004	USD	8,635	161
1/5/2016	NOK	75,007	USD	8,635	161
1/5/2016	PHP	125,548	USD	2,652	(17)
1/5/2016	PHP	62,774	USD	1,327	(8)
1/5/2016	PHP	62,774	USD	1,329	(5)
1/5/2016	PLN	5,877	USD	1,452	(36)
1/5/2016	PLN	6,944	USD	1,716	(42)
1/5/2016	PLN	6,945	USD	1,716	(43)
1/5/2016	PLN	6,944	USD	1,716	(43)
1/5/2016	SEK	49,362	USD	5,666	(189)
1/5/2016	SEK	58,308	USD	6,695	(221)
1/5/2016	SEK	58,305	USD	6,695	(221)
1/5/2016	SEK	58,314	USD	6,695	(222)
1/5/2016	TRY	2,608	USD	888	(5)
1/5/2016	TRY	3,074	USD	1,047	(6)
1/5/2016	TRY	3,074	USD	1,047	(6)

FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

1/5/2016	TRY	3,074	USD	1,047	(6)
1/5/2016	USD	36	CHF	36	–
1/5/2016	USD	1,922	CHF	1,924	–
1/5/2016	USD	1,922	CHF	1,924	–
1/5/2016	USD	1,922	CHF	1,924	–
1/5/2016	USD	1,892	CHF	1,894	–
1/5/2016	USD	28	DKK	191	–
1/5/2016	USD	1,455	DKK	9,996	–
1/5/2016	USD	1,455	DKK	9,996	–
1/5/2016	USD	1,455	DKK	9,996	–
1/5/2016	USD	1,435	DKK	9,858	–
1/5/2016	USD	520	EUR	476	(3)
1/5/2016	USD	27,459	EUR	25,277	(1)
1/5/2016	USD	27,459	EUR	25,276	(1)
1/5/2016	USD	27,459	EUR	25,276	(1)
1/5/2016	USD	27,025	EUR	24,878	–
1/5/2016	USD	561	GBP	377	(6)
1/5/2016	USD	29,618	GBP	20,096	1
1/5/2016	USD	29,618	GBP	20,094	(1)
1/5/2016	USD	29,618	GBP	20,094	(1)
1/5/2016	USD	29,146	GBP	19,775	–
1/5/2016	USD	331	HKD	2,566	–
1/5/2016	USD	17,489	HKD	135,546	1
1/5/2016	USD	17,489	HKD	135,536	(1)
1/5/2016	USD	17,489	HKD	135,536	(1)
1/5/2016	USD	17,214	HKD	133,411	–
1/5/2016	USD	67	ILS	261	–
1/5/2016	USD	3,541	ILS	13,779	–
1/5/2016	USD	3,541	ILS	13,777	–
1/5/2016	USD	3,541	ILS	13,777	–
1/5/2016	USD	3,487	ILS	13,568	–
1/5/2016	USD	157	NOK	1,375	(2)
1/5/2016	USD	8,297	NOK	73,443	–
1/5/2016	USD	8,297	NOK	73,436	–
1/5/2016	USD	8,297	NOK	73,434	(1)
1/5/2016	USD	8,166	NOK	72,280	–
1/5/2016	USD	25	PHP	1,194	–
1/5/2016	USD	5,319	PHP	249,902	(6)
1/5/2016	USD	31	PLN	120	–
1/5/2016	USD	1,648	PLN	6,508	–
1/5/2016	USD	1,648	PLN	6,508	–
1/5/2016	USD	1,648	PLN	6,508	–

See Notes to Financial Statements.

30	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2015

FINANCIAL DERIVATIVE INSTRUMENTS (continued)
FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gan (Loss)

1/5/2016	USD	1,625	PLN	6,417	$–
1/5/2016	USD	122	SEK	1,037	1
1/5/2016	USD	6,432	SEK	54,228	–
1/5/2016	USD	6,432	SEK	54,223	–
1/5/2016	USD	6,432	SEK	54,222	–
1/5/2016	USD	6,333	SEK	53,391	–
1/5/2016	USD	19	TRY	56	–
1/5/2016	USD	1,006	TRY	2,936	–
1/5/2016	USD	1,006	TRY	2,937	–
1/5/2016	USD	1,006	TRY	2,936	–
1/5/2016	USD	992	TRY	2,896	–
1/6/2016	AUD	24,797	USD	17,934	(106)
1/6/2016	AUD	29,299	USD	21,191	(124)
1/6/2016	AUD	29,299	USD	21,191	(125)
1/6/2016	AUD	29,300	USD	21,191	(126)
1/6/2016	BRL	19,944	USD	5,057	18
1/6/2016	BRL	23,567	USD	5,983	29
1/6/2016	BRL	23,567	USD	5,951	(4)
1/6/2016	BRL	23,567	USD	5,993	38
1/6/2016	CAD	31,104	USD	23,355	963
1/6/2016	CAD	36,752	USD	27,598	1,140
1/6/2016	CAD	36,754	USD	27,598	1,139
1/6/2016	CAD	36,754	USD	27,598	1,139
1/6/2016	CLP	734,060	USD	1,028	(7)
1/6/2016	CLP	867,523	USD	1,214	(10)
1/6/2016	CLP	867,523	USD	1,216	(8)
1/6/2016	CLP	867,523	USD	1,215	(9)
1/6/2016	IDR	31,992,108	USD	2,297	(24)
1/6/2016	IDR	63,984,217	USD	4,593	(48)
1/6/2016	IDR	31,992,108	USD	2,295	(25)
1/6/2016	INR	31,218	USD	465	(7)
1/6/2016	INR	62,436	USD	929	(13)
1/6/2016	INR	31,219	USD	465	(7)
1/6/2016	JPY	5,898,781	USD	47,909	(1,128)
1/6/2016	JPY	6,970,961	USD	56,618	(1,332)
1/6/2016	JPY	6,970,870	USD	56,618	(1,332)
1/6/2016	JPY	6,971,238	USD	56,618	(1,335)
1/6/2016	KRW	8,611,476	USD	7,444	103
1/6/2016	KRW	4,305,738	USD	3,717	47
1/6/2016	KRW	4,305,738	USD	3,720	49
1/6/2016	MXN	18,326	USD	1,101	40
1/6/2016	MXN	21,655	USD	1,301	47
1/6/2016	MXN	21,655	USD	1,301	47
1/6/2016	MXN	21,653	USD	1,301	47
1/6/2016	MYR	13,043	USD	3,062	24
1/6/2016	MYR	26,086	USD	6,129	53
1/6/2016	MYR	13,044	USD	3,065	27
1/6/2016	SGD	5,890	USD	4,175	23
1/6/2016	SGD	6,959	USD	4,933	28
1/6/2016	SGD	6,959	USD	4,933	28
1/6/2016	SGD	6,959	USD	4,933	28
1/6/2016	THB	144,242	USD	4,016	8
1/6/2016	THB	288,484	USD	8,029	13
1/6/2016	THB	144,242	USD	4,016	8
1/6/2016	TWD	468,011	USD	14,312	67
1/6/2016	TWD	936,022	USD	28,664	174

1/6/2016	TWD	468,011	USD	14,325	80
1/6/2016	USD	386	AUD	537	5
1/6/2016	USD	20,361	AUD	27,988	–
1/6/2016	USD	20,361	AUD	27,988	1
1/6/2016	USD	20,361	AUD	27,988	1
1/6/2016	USD	20,038	AUD	27,542	(1)
1/6/2016	USD	110	BRL	446	2
1/6/2016	USD	22,533	BRL	90,199	259
1/6/2016	USD	502	CAD	702	3
1/6/2016	USD	26,517	CAD	36,833	(1)
1/6/2016	USD	26,517	CAD	36,833	(2)
1/6/2016	USD	26,517	CAD	36,833	(1)
1/6/2016	USD	26,096	CAD	36,250	–
1/6/2016	USD	23	CLP	15,713	(1)
1/6/2016	USD	4,684	CLP	3,320,916	2
1/6/2016	USD	45	IDR	615,149	–
1/6/2016	USD	9,232	IDR	127,353,284	5
1/6/2016	USD	9	INR	588	–
1/6/2016	USD	1,873	INR	124,285	3
1/6/2016	USD	1,031	JPY	124,763	6
1/6/2016	USD	54,399	JPY	6,543,731	–
1/6/2016	USD	54,399	JPY	6,543,329	(3)
1/6/2016	USD	54,399	JPY	6,543,400	(3)
1/6/2016	USD	53,535	JPY	6,439,992	1
1/6/2016	USD	71	KRW	83,358	–
1/6/2016	USD	3,650	KRW	4,284,898	3
1/6/2016	USD	3,654	KRW	4,284,899	(2)
1/6/2016	USD	3,653	KRW	4,284,898	(1)
1/6/2016	USD	3,655	KRW	4,284,899	(3)
1/6/2016	USD	24	MXN	410	–
1/6/2016	USD	1,249	MXN	21,572	–
1/6/2016	USD	1,249	MXN	21,571	–
1/6/2016	USD	1,249	MXN	21,570	–
1/6/2016	USD	1,233	MXN	21,295	–
1/6/2016	USD	58	MYR	250	–
1/6/2016	USD	12,099	MYR	51,923	(5)
1/6/2016	USD	90	SGD	127	(1)
1/6/2016	USD	4,739	SGD	6,724	–
1/6/2016	USD	4,739	SGD	6,722	(1)
1/6/2016	USD	4,739	SGD	6,723	–
1/6/2016	USD	4,667	SGD	6,621	–
1/6/2016	USD	76	THB	2,745	–
1/6/2016	USD	15,928	THB	574,223	28
1/6/2016	USD	271	TWD	8,900	–
1/6/2016	USD	56,682	TWD	1,863,144	27
1/7/2016	NZD	14,428	USD	9,483	(394)
1/7/2016	NZD	17,050	USD	11,207	(465)
1/7/2016	NZD	17,050	USD	11,207	(465)
1/7/2016	NZD	17,051	USD	11,207	(465)
1/7/2016	USD	204	NZD	302	2
1/7/2016	USD	10,767	NZD	15,729	–
1/7/2016	USD	10,767	NZD	15,729	–
1/7/2016	USD	10,767	NZD	15,729	–
1/7/2016	USD	10,599	NZD	15,482	(1)
1/8/2016	USD	61	ZAR	921	(2)
1/8/2016	USD	3,225	ZAR	49,969	(2)

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

December 31, 2015

FINANCIAL DERIVATIVE INSTRUMENTS (continued)
FORWARD CONTRACTS (continued)
Settlement Date	Contracts To Deliver		In Exchange For		Unrealized Gain (Loss)

1/8/2016	USD	3,225	ZAR	49,977	$(1)
1/8/2016	USD	3,225	ZAR	49,993	–
1/8/2016	USD	3,174	ZAR	49,183	(2)
1/8/2016	ZAR	41,266	USD	2,842	180
1/8/2016	ZAR	48,726	USD	3,356	213
1/8/2016	ZAR	48,733	USD	3,356	213
1/8/2016	ZAR	48,728	USD	3,356	213
2/2/2016	CHF	2,119	USD	2,119	–
2/2/2016	CHF	2,119	USD	2,119	–
2/2/2016	CHF	2,119	USD	2,119	–
2/2/2016	CHF	2,088	USD	2,088	–
2/2/2016	DKK	10,085	USD	1,469	–
2/2/2016	DKK	10,085	USD	1,469	–
2/2/2016	DKK	10,085	USD	1,469	–
2/2/2016	DKK	9,949	USD	1,449	–
2/2/2016	EUR	26,291	USD	28,580	–
2/2/2016	EUR	26,291	USD	28,580	1
2/2/2016	EUR	26,291	USD	28,580	1
2/2/2016	EUR	25,874	USD	28,125	(1)
2/2/2016	GBP	20,211	USD	29,790	(2)
2/2/2016	GBP	20,210	USD	29,790	1
2/2/2016	GBP	20,210	USD	29,790	1
2/2/2016	GBP	19,891	USD	29,318	(1)
2/2/2016	HKD	137,928	USD	17,800	(2)
2/2/2016	HKD	137,911	USD	17,800	1
2/2/2016	HKD	137,913	USD	17,800	–
2/2/2016	HKD	135,732	USD	17,518	–
2/2/2016	ILS	12,986	USD	3,338	(1)
2/2/2016	ILS	12,987	USD	3,338	(1)
2/2/2016	ILS	12,984	USD	3,338	–
2/2/2016	ILS	12,778	USD	3,285	–
2/2/2016	NOK	74,103	USD	8,369	(1)
2/2/2016	NOK	74,098	USD	8,369	–
2/2/2016	NOK	74,093	USD	8,369	1
2/2/2016	NOK	72,949	USD	8,239	–
2/2/2016	PHP	249,776	USD	5,296	(11)
2/2/2016	PLN	6,683	USD	1,691	–
2/2/2016	PLN	6,683	USD	1,691	–
2/2/2016	PLN	6,685	USD	1,691	(1)
2/2/2016	PLN	6,592	USD	1,668	–
2/2/2016	SEK	56,690	USD	6,729	(1)
2/2/2016	SEK	56,684	USD	6,729	–
2/2/2016	SEK	56,680	USD	6,729	–
2/2/2016	SEK	55,799	USD	6,624	–

2/2/2016	TRY	2,922	USD	993	–
2/2/2016	TRY	2,923	USD	993	–
2/2/2016	TRY	2,923	USD	993	–
2/2/2016	TRY	2,884	USD	980	–
2/3/2016	AUD	28,413	USD	20,641	(2)
2/3/2016	AUD	28,413	USD	20,641	(2)
2/3/2016	AUD	28,413	USD	20,641	(2)
2/3/2016	AUD	27,958	USD	20,313	1
2/3/2016	BRL	82,327	USD	20,374	(223)
2/3/2016	CAD	34,214	USD	24,632	–
2/3/2016	CAD	34,213	USD	24,632	1
2/3/2016	CAD	34,213	USD	24,632	1
2/3/2016	CAD	33,675	USD	24,243	(1)
2/3/2016	CLP	3,346,956	USD	4,706	(1)
2/3/2016	IDR	127,716,785	USD	9,169	(29)
2/3/2016	INR	126,587	USD	1,901	(4)
2/3/2016	JPY	6,546,939	USD	54,456	(3)
2/3/2016	JPY	6,546,836	USD	54,456	(2)
2/3/2016	JPY	6,443,125	USD	53,590	(5)
2/3/2016	JPY	6,546,618	USD	54,456	–
2/3/2016	KRW	4,195,406	USD	3,570	6
2/3/2016	KRW	4,195,407	USD	3,575	10
2/3/2016	KRW	4,195,406	USD	3,574	10
2/3/2016	KRW	4,195,406	USD	3,576	12
2/3/2016	NZD	16,936	USD	11,573	(1)
2/3/2016	NZD	16,936	USD	11,573	(1)
2/3/2016	NZD	16,936	USD	11,573	(1)
2/3/2016	NZD	16,668	USD	11,391	–
2/3/2016	SGD	6,703	USD	4,725	4
2/3/2016	SGD	6,711	USD	4,725	(1)
2/3/2016	SGD	6,710	USD	4,725	–
2/3/2016	SGD	6,603	USD	4,650	–
2/3/2016	THB	552,289	USD	15,287	(49)
2/3/2016	TWD	1,891,769	USD	57,379	(50)
2/4/2016	MXN	20,336	USD	1,175	–
2/4/2016	MXN	20,338	USD	1,175	–
2/4/2016	MXN	20,334	USD	1,175	–
2/4/2016	MXN	20,043	USD	1,158	–
2/4/2016	MYR	52,694	USD	12,272	7
2/5/2016	ZAR	44,834	USD	2,876	(1)
2/5/2016	ZAR	44,836	USD	2,876	(1)
2/5/2016	ZAR	44,822	USD	2,876	–
2/5/2016	ZAR	44,111	USD	2,832	1
					$(2,631)

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
IDR	Indonesian rupiah
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Financial Statements.

32	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

December 31, 2015

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 101.1%
U.S. Treasury Bills – 101.1%
U.S. Treasury Bills
0.10%, 1/7/16*	$232,000	$231,999
0.13%, 1/14/16*	204,000	203,994
0.12%, 1/21/16*	115,000	114,995
0.13%, 1/28/16*	115,000	114,991
0.13%, 2/4/16*	208,000	207,984
0.13%, 2/11/16*	156,000	155,979
0.13%, 2/18/16*	156,000	155,979
0.14%, 2/25/16*	55,000	54,995
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,240,848)		1,240,916
Liabilities in Excess of Cash and Other Assets – (1.1)%		(13,900)

NET ASSETS – 100.0%		$1,227,016
*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP

Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Depreciation
Bank of America Merrill Lynch	12/2/16	$1,238,845	1-Month LIBOR less 0.11%	S&P 500 Index	$(14,411)

LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	33

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2015

Investments	Shares	Value

COMMON STOCKS – 101.1%
United States – 101.1%
Aerospace & Defense – 3.0%
Boeing Co. (The)	166	$24,002
Lockheed Martin Corp.	235	51,030

Total Aerospace & Defense		75,032
Air Freight & Logistics – 2.6%
C.H. Robinson Worldwide, Inc.	696	43,166
United Parcel Service, Inc. Class B	219	21,074

Total Air Freight & Logistics		64,240
Auto Components – 0.7%
Goodyear Tire & Rubber Co. (The)	564	18,426
Banks – 1.3%
CIT Group, Inc.	808	32,078
Biotechnology – 0.6%
Amgen, Inc.	98	15,908
Capital Markets – 0.8%
Ameriprise Financial, Inc.	196	20,858
Chemicals – 3.1%
International Flavors & Fragrances, Inc.	266	31,824
Monsanto Co.	312	30,738
Westlake Chemical Corp.	290	15,753

Total Chemicals		78,315
Commercial Services & Supplies – 1.3%
Pitney Bowes, Inc.	1,552	32,049
Communications Equipment – 2.5%
Arista Networks, Inc.*	194	15,101
Brocade Communications Systems, Inc.	3,571	32,782
F5 Networks, Inc.*	142	13,768

Total Communications Equipment		61,651
Consumer Finance – 1.0%
Navient Corp.	1,210	13,854
Santander Consumer USA Holdings, Inc.*	668	10,588

Total Consumer Finance		24,442
Containers & Packaging – 1.3%
International Paper Co.	860	32,422
Diversified Financial Services – 0.7%
Voya Financial, Inc.	482	17,791
Diversified Telecommunication Services – 2.2%
CenturyLink, Inc.	621	15,624
Verizon Communications, Inc.	875	40,443

Total Diversified Telecommunication Services		56,067
Electric Utilities – 1.5%
PPL Corp.	1,091	37,236
Electrical Equipment – 1.5%
Emerson Electric Co.	460	22,002
Rockwell Automation, Inc.	164	16,828

Total Electrical Equipment		38,830

Electronic Equipment, Instruments & Components – 2.3%
Corning, Inc.	1,074	19,633
FLIR Systems, Inc.	1,333	37,417

Total Electronic Equipment, Instruments & Components		57,050
Energy Equipment & Services – 2.2%
Helmerich & Payne, Inc.	629	33,683
Oceaneering International, Inc.	606	22,737

Total Energy Equipment & Services		56,420
Food Products – 4.0%
Cal-Maine Foods, Inc.	204	9,453
Keurig Green Mountain, Inc.	172	15,477
Lancaster Colony Corp.	434	50,110
Mead Johnson Nutrition Co.	318	25,106

Total Food Products		100,146
Health Care Equipment & Supplies – 5.1%
Abbott Laboratories	783	35,165
Alere, Inc.*	414	16,183
Baxter International, Inc.	1,987	75,804

Total Health Care Equipment & Supplies		127,152
Health Care Providers & Services – 4.2%
HCA Holdings, Inc.*	188	12,715
HealthSouth Corp.	398	13,854
Quest Diagnostics, Inc.	915	65,093
Universal Health Services, Inc. Class B	112	13,383

Total Health Care Providers & Services		105,045
Hotels, Restaurants & Leisure – 7.5%
Cracker Barrel Old Country Store, Inc.	182	23,083
Las Vegas Sands Corp.	469	20,561
McDonald’s Corp.	692	81,753
Six Flags Entertainment Corp.	589	32,360
Wyndham Worldwide Corp.	408	29,641

Total Hotels, Restaurants & Leisure		187,398
Household Durables – 1.2%
GoPro, Inc. Class A*	382	6,880
Tupperware Brands Corp.	402	22,371

Total Household Durables		29,251
Household Products – 1.7%
Colgate-Palmolive Co.	626	41,704
Independent Power and Renewable Electricity Producers – 0.8%
AES Corp.	2,056	19,676
Industrial Conglomerates – 0.8%
3M Co.	136	20,487
Insurance – 3.0%
AmTrust Financial Services, Inc.	216	13,301
MetLife, Inc.	400	19,284
Travelers Cos., Inc. (The)	375	42,323

Total Insurance		74,908
Internet Software & Services – 4.0%
eBay, Inc.*	2,416	66,392
GrubHub, Inc.*	488	11,809

See Notes to Financial Statements.

34	WisdomTree Trust Semi-Annual Report December 31, 2015

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

December 31, 2015

Investments	Shares	Value

IAC/InterActiveCorp	382	$22,939

Total Internet Software & Services		101,140
IT Services – 2.7%
DST Systems, Inc.	215	24,523
Paychex, Inc.	637	33,691
Western Union Co. (The)	528	9,456

Total IT Services		67,670
Life Sciences Tools & Services – 1.2%
Charles River Laboratories International, Inc.*	204	16,400
VWR Corp.*	510	14,438

Total Life Sciences Tools & Services		30,838
Machinery – 0.8%
Lincoln Electric Holdings, Inc.	399	20,704
Media – 5.2%
CBS Corp. Class B Non-Voting Shares	420	19,795
Omnicom Group, Inc.	376	28,448
Scripps Networks Interactive, Inc. Class A	558	30,807
Sinclair Broadcast Group, Inc. Class A	655	21,314
TEGNA, Inc.	662	16,894
Viacom, Inc. Class B	317	13,048

Total Media		130,306
Oil, Gas & Consumable Fuels – 4.4%
ONEOK, Inc.	454	11,196
Spectra Energy Corp.	2,035	48,718
Tesoro Corp.	146	15,384
Valero Energy Corp.	320	22,627
Western Refining, Inc.	340	12,111

Total Oil, Gas & Consumable Fuels		110,036
Personal Products – 0.3%
Nu Skin Enterprises, Inc. Class A	206	7,805
Pharmaceuticals – 1.6%
Catalent, Inc.*	540	13,516
Merck & Co., Inc.	526	27,784

Total Pharmaceuticals		41,300
Professional Services – 0.6%
Robert Half International, Inc.	346	16,310
Real Estate Investment Trusts (REITs) – 8.6%
Duke Realty Corp.	1,668	35,061
General Growth Properties, Inc.	1,755	47,753

Lamar Advertising Co. Class A	581	$34,848
Macerich Co. (The)	475	38,328
Outfront Media, Inc.	654	14,277
Weyerhaeuser Co.	1,522	45,630

Total Real Estate Investment Trusts (REITs)		215,897
Real Estate Management & Development – 1.0%
Jones Lang LaSalle, Inc.	150	23,979
Semiconductors & Semiconductor Equipment – 4.4%
Applied Materials, Inc.	976	18,222
Linear Technology Corp.	787	33,424
Skyworks Solutions, Inc.	262	20,129
Synaptics, Inc.*	144	11,569
Texas Instruments, Inc.	499	27,350

Total Semiconductors & Semiconductor Equipment		110,694
Software – 2.5%
Aspen Technology, Inc.*	550	20,768
Manhattan Associates, Inc.*	433	28,651
MicroStrategy, Inc. Class A*	78	13,985

Total Software		63,404
Specialty Retail – 0.8%
Gap, Inc. (The)	825	20,378
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.	234	24,631
Thrifts & Mortgage Finance – 1.5%
MGIC Investment Corp.*	1,548	13,669
Radian Group, Inc.	1,708	22,870

Total Thrifts & Mortgage Finance		36,539
Tobacco – 2.6%
Altria Group, Inc.	570	33,180
Philip Morris International, Inc.	364	31,999

Total Tobacco		65,179
Trading Companies & Distributors – 1.0%
Fastenal Co.	648	26,451
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $2,503,100)		2,537,843
Liabilities in Excess of Cash and Other Assets – (1.1)%		(27,476)

NET ASSETS – 100.0%		$2,510,367
*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP

Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Depreciation
Bank of America Merrill Lynch	12/2/16	$2,473,912	1-Month LIBOR less 0.11%	S&P 500 Index	$(29,010)

LIBOR – London Interbank Offered Rate

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	35

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2015

	WisdomTree Europe Local Recovery Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree Strong Dollar U.S. Equity Fund	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Global SmallCap Dividend Fund
ASSETS:

Investments, at cost	$3,714,974	$2,503,130	$1,242,141	$1,244,206	$2,491,186

Foreign currency, at cost	2,350	533	—	—	3,963
Investments in securities, at value (including securities on loan) (Note 2)[1]	3,684,494	2,384,731	1,206,495	1,179,399	2,443,349

Cash	4	3,009	1,056	1,175	1,602

Foreign currency, at value	2,335	533	—	—	3,943

Unrealized appreciation on forward foreign currency contracts	11	—	—	—	—

Receivables:

Investment securities sold	—	—	—	—	183

Dividends and interest	1,463	1,266	1,945	1,488	4,632

Foreign tax reclaims	360	—	—	—	55
Total Assets	3,688,667	2,389,539	1,209,496	1,182,062	2,453,764
LIABILITIES:

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	24,378	—	—	—

Investment securities purchased	—	—	—	—	3,000

Advisory fees (Note 3)	1,490	1,152	339	333	894

Service fees (Note 2)	14	9	5	4	9

Foreign capital gains tax	—	511	—	—	—
Total Liabilities	1,504	26,050	344	337	3,903
NET ASSETS	$3,687,163	$2,363,489	$1,209,152	$1,181,725	$2,449,861
NET ASSETS:

Paid-in capital	$3,715,411	$2,492,621	$1,281,047	$1,272,898	$2,495,973

Undistributed (Distributions in excess of) net investment income	2,493	(2,568)	954	541	(1,476)

Accumulated net realized gain (loss) on investments and forward foreign currency contracts and foreign currency related transactions	(252)	(7,653)	(37,203)	(26,907)	3,270

Net unrealized depreciation on investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(30,489)	(118,911)	(35,646)	(64,807)	(47,906)
NET ASSETS	$3,687,163	$2,363,489	$1,209,152	$1,181,725	$2,449,861
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	150,004	100,004	50,000	50,000	100,004
Net asset value per share	$24.58	$23.63	$24.18	$23.63	$24.50
[1] Market value of securities out on loan were as follows:	$—	$22,906	$—	$—	$—

See Notes to Financial Statements.

36	WisdomTree Trust Semi-Annual Report December 31, 2015

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2015

	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
ASSETS:

Investments, at cost	$—	$1,240,848	$2,503,100

Investment in affiliates, at cost (Note 7)	1,997,465	—	—

Foreign currency, at cost	267	—	—

Investments in securities, at value (Note 2)	—	1,240,916	2,537,843

Investment in affiliates, at value (Note 7)	1,989,813	—	—

Cash	1,035	1,472	1,078

Foreign currency, at value	270	—	—

Unrealized appreciation on forward foreign currency contracts	9,825	—	—

Receivables:

Investment securities sold	2,707	1,240,938	—

Dividends	6	—	755

Advisory fee waiver (Note 3)	2	—	—
Total Assets	2,003,658	2,483,326	2,539,676
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	12,456	—	—

Unrealized depreciation on swap contracts	—	14,411	29,010

Payables:

Capital shares redeemed	—	1,215,081	—

Swap contracts closed	—	26,528	—

Advisory fees (Note 3)	—	287	296

Service fees (Note 2)	7	3	3
Total Liabilities	12,463	1,256,310	29,309
NET ASSETS	$1,991,195	$1,227,016	$2,510,367
NET ASSETS:

Paid-in capital	$2,002,496	$1,268,087	$2,503,896

Accumulated net investment loss	—	(290)	—

Undistributed (Distributions in excess of) net investment income	(11)	—	456

Accumulated net realized gain (loss) on investments, swap contracts and forward foreign currency contracts and foreign currency related transactions	(1,010)	(26,438)	282

Net unrealized appreciation (depreciation) on investments, swap contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(10,280)	(14,343)	5,733
NET ASSETS	$1,991,195	$1,227,016	$2,510,367
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	100,005	50,004	100,004
Net asset value per share	$19.91	$24.54	$25.10

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	37

Statements of Operations (unaudited)

WisdomTree Trust

For the Period Ended December 31, 2015

	WisdomTree Europe Local Recovery Fund[1]	WisdomTree Strong Dollar Emerging Markets Equity Fund[1]	WisdomTree Strong Dollar U.S. Equity Fund[2]	WisdomTree Weak Dollar U.S. Equity Fund[2]	WisdomTree Global SmallCap Dividend Fund[3]
INVESTMENT INCOME:

Dividends[4]	$7,918	$1,935	$21,848	$17,086	$11,944

Securities lending income (Note 2)	—	6	—	—	—
Total investment income	7,918	1,941	21,848	17,086	11,944
EXPENSES:

Advisory fees (Note 3)	3,577	2,423	3,022	2,952	1,449

Service fees (Note 2)	27	18	40	39	15
Total expenses	3,604	2,441	3,062	2,991	1,464
Expense waivers (Note 3)	(617)	—	—	—	—
Net expenses	2,987	2,441	3,062	2,991	1,464
Net investment income (loss)	4,931	(500)	18,786	14,095	10,480
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	4	(5,600)	(4,071)	(6,483)	3,400

In-kind redemptions	—	—	(33,132)	(20,424)	—

Forward foreign currency contracts and foreign currency related transactions	(256)	(2,053)	—	—	(130)
Net realized gain (loss)	(252)	(7,653)	(37,203)	(26,907)	3,270
Net change in unrealized depreciation from:

Investment transactions[5]	(30,480)	(118,910)	(35,646)	(64,807)	(47,837)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9)	(1)	—	—	(69)
Net change in unrealized depreciation	(30,489)	(118,911)	(35,646)	(64,807)	(47,906)
Net realized and unrealized loss on investments	(30,741)	(126,564)	(72,849)	(91,714)	(44,636)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,810)	$(127,064)	$(54,063)	$(77,619)	$(34,156)
[1] For the period October 29, 2015 (commencement of operations) through December 31, 2015.
[2] For the period July 21, 2015 (commencement of operations) through December 31, 2015.
[3] For the period November 12, 2015 (commencement of operations) through December 31, 2015.
[4] Net of foreign withholding tax of:	$1,350	$387	$—	$—	$508

[5] Net of foreign capital gain taxes of:	$—	$511	$—	$—	$—

See Notes to Financial Statements.

38	WisdomTree Trust Semi-Annual Report December 31, 2015

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Period Ended December 31, 2015

	WisdomTree Global Hedged SmallCap Dividend Fund[1]	WisdomTree Dynamic Bearish U.S. Equity Fund[2]	WisdomTree Dynamic Long/Short U.S. Equity Fund[2]
INVESTMENT INCOME:

Dividends	$—	$—	$755

Dividends from affiliates (Note 7)	9,676	—	—
Total investment income	9,676	—	755
EXPENSES:

Advisory fees (Note 3)	1,012	317	327

Service fees (Note 2)	11	3	3
Total expenses	1,023	320	330
Expense waivers (Note 3)	(1,012)	(30)	(31)
Net expenses	11	290	299
Net investment income (loss)	9,665	(290)	456
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	—	90	282

Investment transactions in affiliates (Note 7)	41	—	—

Swap contracts	—	(26,528)	—

Forward foreign currency contracts and foreign currency related transactions	(1,051)	—	—
Net realized gain (loss)	(1,010)	(26,438)	282
Net change in unrealized appreciation (depreciation) from:

Investment transactions	(7,652)	68	34,743

Swap contracts	—	(14,411)	(29,010)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(2,628)	—	—
Net change in unrealized appreciation (depreciation)	(10,280)	(14,343)	5,733
Net realized and unrealized gain (loss) on investments	(11,290)	(40,781)	6,015
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,625)	$(41,071)	$6,471
[1]	For the period November 19, 2015 (commencement of operations) through December 31, 2015.

[2]	For the period December 23, 2015 (commencement of operations) through December 31, 2015.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	39

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Local Recovery Fund	WisdomTree Strong Dollar Emerging Markets Equity Fund	WisdomTree Strong Dollar U.S. Equity Fund	WisdomTree Weak Dollar U.S. Equity Fund	WisdomTree Global SmallCap Dividend Fund
	For the Period October 29, 2015* through December 31, 2015 (unaudited)	For the Period October 29, 2015* through December 31, 2015 (unaudited)	For the Period July 21, 2015* through December 31, 2015 (unaudited)	For the Period July 21, 2015* through December 31, 2015 (unaudited)	For the Period November 12, 2015* through December 31, 2015 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$4,931	$(500)	$18,786	$14,095	$10,480

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(252)	(7,653)	(37,203)	(26,907)	3,270

Net change in unrealized depreciation on investments, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(30,489)	(118,911)	(35,646)	(64,807)	(47,906)
Net decrease in net assets resulting from operations	(25,810)	(127,064)	(54,063)	(77,619)	(34,156)
DIVIDENDS:

Net investment income	(2,438)	(2,068)	(17,832)	(13,554)	(11,956)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	3,715,311	2,492,521	2,499,007	2,502,016	2,495,873

Cost of shares redeemed	—	—	(1,218,060)	(1,229,218)	—
Net increase in net assets resulting from capital share transactions	3,715,311	2,492,521	1,280,947	1,272,798	2,495,873
Net Increase in Net Assets	3,687,063	2,363,389	1,209,052	1,181,625	2,449,761
NET ASSETS:

Beginning of period	$100	$100	$100	$100	$100

End of period	$3,687,163	$2,363,489	$1,209,152	$1,181,725	$2,449,861
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$2,493	$(2,568)	$954	$541	$(1,476)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4	4

Shares created	150,000	100,000	100,000	100,000	100,000

Shares redeemed	—	—	(50,004)	(50,004)	—
Shares outstanding, end of period	150,004	100,004	50,000	50,000	100,004
*	Commencement of operations.

See Notes to Financial Statements.

40	WisdomTree Trust Semi-Annual Report December 31, 2015

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Global Hedged SmallCap Dividend Fund	WisdomTree Dynamic Bearish U.S. Equity Fund	WisdomTree Dynamic Long/Short U.S. Equity Fund
	For the Period November 19, 2015* through December 31, 2015 (unaudited)	For the Period December 23, 2015* through December 31, 2015 (unaudited)	For the Period December 23, 2015* through December 31, 2015 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$9,665	$(290)	$456

Net realized gain (loss) on investments, swap contracts, forward foreign currency contracts and foreign currency related transactions	(1,010)	(26,438)	282

Net change in unrealized appreciation (depreciation) on investments, swap contracts, forward foreign currency contracts, and translation of assets and liabilities denominated in foreign currencies	(10,280)	(14,343)	5,733
Net increase (decrease) in net assets resulting from operations	(1,625)	(41,071)	6,471
DIVIDENDS:

Net investment income	(9,676)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,002,396	2,483,068	2,503,796

Cost of shares redeemed	—	(1,215,081)	—
Net increase in net assets resulting from capital share transactions	2,002,396	1,267,987	2,503,796
Net Increase in Net Assets	1,991,095	1,226,916	2,510,267
NET ASSETS:

Beginning of period	$100	$100	$100

End of period	$1,991,195	$1,227,016	$2,510,367
Accumulated net investment loss included in net assets at end of period	$—	$(290)	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(11)	$—	$456
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5	4	4

Shares created	100,000	100,000	100,000

Shares redeemed	—	(50,000)	—
Shares outstanding, end of period	100,005	50,004	100,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	41

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Local Recovery Fund	For the Period October 29, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.70
Investment operations:
Net investment income[1]	0.03
Net realized and unrealized loss	(0.13)
Total from investment operations	(0.10)
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$24.58

TOTAL RETURN[2]	(0.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,687
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]
Expenses, prior to expense waivers	0.58%[3]
Net investment income	0.80%[3]
Portfolio turnover rate[4]	0%

WisdomTree Strong Dollar Emerging Markets Equity Fund	For the Period October 29, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.58
Investment operations:
Net investment loss[1]	(0.00)[5]
Net realized and unrealized loss	(0.93)
Total from investment operations	(0.93)
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$23.63

TOTAL RETURN[2]	(3.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,363
Ratios to average net assets of:
Expenses	0.58%[3]
Net investment loss	(0.12)%[3]
Portfolio turnover rate[4]	9%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Europe Local Recovery Fund (Note 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

42	WisdomTree Trust Semi-Annual Report December 31, 2015

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Strong Dollar U.S. Equity Fund	For the Period July 21, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.85
Investment operations:
Net investment income[1]	0.22
Net realized and unrealized loss	(0.60)
Total from investment operations	(0.38)
Dividends to shareholders:
Net investment income	(0.29)
Net asset value, end of period	$24.18

TOTAL RETURN[2]	(1.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,209
Ratios to average net assets of:
Expenses	0.33%[3]
Net investment income	2.05%[3]
Portfolio turnover rate[4]	1%

WisdomTree Weak Dollar U.S. Equity Fund	For the Period July 21, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.88
Investment operations:
Net investment income[1]	0.17
Net realized and unrealized loss	(1.20)
Total from investment operations	(1.03)
Dividends to shareholders:
Net investment income	(0.22)
Net asset value, end of period	$23.63

TOTAL RETURN[2]	(4.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,182
Ratios to average net assets of:
Expenses	0.33%[3]
Net investment income	1.58%[3]
Portfolio turnover rate[4]	2%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	43

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global SmallCap Dividend Fund	For the Period November 12, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.58
Investment operations:
Net investment income[1]	0.10
Net realized and unrealized loss	(0.06)
Total from investment operations	0.04
Dividends to shareholders:
Net investment income	(0.12)
Net asset value, end of period	$24.50

TOTAL RETURN[2]	0.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,450
Ratios to average net assets of:
Expenses	0.43%[3]
Net investment income	3.11%[3]
Portfolio turnover rate[4]	1%

WisdomTree Global Hedged SmallCap Dividend Fund	For the Period November 19, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$20.23
Investment operations:
Net investment income[1]	0.10
Net realized and unrealized loss	(0.32)
Total from investment operations	(0.22)
Dividends to shareholders:
Net investment income	(0.10)
Net asset value, end of period	$19.91

TOTAL RETURN[2]	(1.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,991
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.00%[3,5]
Expenses, prior to expense waivers	0.43%[3]
Net investment income	4.11%[3]
Portfolio turnover rate[4]	1%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser for the WisdomTree Global Hedged SmallCap Dividend Fund (Note 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

[5]	Amount represents less than 0.005%.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

44	WisdomTree Trust Semi-Annual Report December 31, 2015

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Bearish U.S. Equity Fund	For the Period December 23, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$24.30
Investment operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized gain	0.24
Total from investment operations	0.24
Net asset value, end of period	$24.54

TOTAL RETURN[3]	0.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,227
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[4]
Expenses, prior to expense waivers	0.53%[4]
Net investment loss	(0.48)%[4]
Portfolio turnover rate[5]	0%

WisdomTree Dynamic Long/Short U.S. Equity Fund	For the Period December 23, 2015* through December 31, 2015 (unaudited)
Net asset value, beginning of period	$25.13
Investment operations:
Net investment income[1]	0.00 [2]
Net realized and unrealized loss	(0.03)
Total from investment operations	(0.03)
Net asset value, end of period	$25.10

TOTAL RETURN[3]	(0.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,510
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[4]
Expenses, prior to expense waivers	0.53%[4]
Net investment income	0.74%[4]
Portfolio turnover rate[5]	0%
*	Commencement of operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation as well.

See Notes to Financial Statements.

WisdomTree Trust Semi-Annual Report December 31, 2015	45

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2015, the Trust offered 86 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Europe Local Recovery Fund (“Europe Local Recovery Fund”)	October 29, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund”)	November 19, 2015
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and

46	WisdomTree Trust Semi-Annual Report December 31, 2015

Notes to Financial Statements (unaudited) (continued)

quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, forward foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers.

WisdomTree Trust Semi-Annual Report December 31, 2015	47

Notes to Financial Statements (unaudited) (continued)

Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2015 in valuing each Fund’s assets:

Europe Local Recovery Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,684,494	$—	$—
Rights	—	—	0	**
Total	3,684,494	—	0
Unrealized Appreciation on Forward Foreign Currency Contracts	—	11	—
Total – Net	$3,684,494	$11	$0

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,360,353	$—	$—
Investment of Cash Collateral for Securities Loaned	—	24,378	—
Total	$2,360,353	$24,378	$—

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,206,495	$—	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,179,399	$—	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,440,465	$—	$—
Exchange-Traded Note	2,884	—	—
Total	$2,443,349	$—	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$1,989,813	$—	$—
Total	1,989,813	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,825	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,456)	—
Total – Net	$1,989,813	$(2,631)	$—

48	WisdomTree Trust Semi-Annual Report December 31, 2015

Notes to Financial Statements (unaudited) (continued)

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$1,240,916	$—
Total	—	1,240,916	—
Unrealized Depreciation on Swap Contracts	—	(14,411)	—
Total – Net	$—	$1,226,505	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,537,843	$—	$—
Total	2,537,843	—	—
Unrealized Depreciation on Swap Contracts	—	(29,010)	—
Total – Net	$2,537,843	$(29,010)	$—
*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or by country.

**	Security is being fair valued by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended December 31, 2015.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts and swaps contracts during the period ended December 31, 2015 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at December 31, 2015 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2015, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of December 31, 2015, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives
Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Local Recovery Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$11	Unrealized depreciation on forward foreign currency contracts	$—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,825	Unrealized depreciation on forward foreign currency contracts	12,456
Dynamic Bearish U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	14,411
	Receivables: Swap contracts closed	—	Payables: Swap contracts closed	26,528
Dynamic Long/Short U.S. Equity Fund
Equity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	29,010

WisdomTree Trust Semi-Annual Report December 31, 2015	49

Notes to Financial Statements (unaudited) (continued)

For the period ended December 31, 2015, the effect of derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Local Recovery Fund[3]
Foreign exchange contracts	$(1,150)	$11
Strong Dollar Emerging Markets Equity Fund[3]
Foreign exchange contracts	(3,919)	—
Global SmallCap Dividend Fund[4]
Foreign exchange contracts	(30)	—
Global Hedged SmallCap Dividend Fund[5]
Foreign exchange contracts	(1,051)	(2,631)
Dynamic Bearish U.S. Equity Fund[6]
Equity contracts	(26,528)	(14,411)
Dynamic Long/Short U.S. Equity Fund[6]
Equity contracts	—	(29,010)
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions
Equity contracts	Net realized gain (loss) from swap contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies
Equity contracts	Net change in unrealized appreciation (depreciation) from swap contracts
[3]	For the period October 29, 2015 (commencement of operations) through December 31, 2015.

[4]	For the period November 12, 2015 (commencement of operations) through December 31, 2015.

[5]	For the period November 19, 2015 (commencement of operations) through December 31, 2015.

[6]	For the period December 23, 2015 (commencement of operations) through December 31, 2015.

During the period ended December 31, 2015, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts
Europe Local Recovery Fund[1]
Foreign exchange contracts	$2,691	$1,192	$—
Strong Dollar Emerging Markets Equity Fund[2]
Foreign exchange contracts	742,775	11,886	—
Global SmallCap Dividend Fund[3]
Foreign exchange contracts	74,334	1,551	—
Global Hedged SmallCap Dividend Fund[4]
Foreign exchange contracts	1,043,566	2,056,512	—
Dynamic Bearish U.S. Equity Fund[5]
Equity contracts	—	—	1,238,845
Dynamic Long/Short U.S. Equity Fund[5]
Equity contracts	—	—	2,473,912
[1]	For the period October 29, 2015 (commencement of operations) through December 31, 2015.

[2]	For the period October 29, 2015 (commencement of operations) through December 31, 2015, the volume of derivative activity for the period is based on intra-month balances.

[3]	For the period November 12, 2015 (commencement of operations) through December 31, 2015, the volume of derivative activity for the period is based on intra-month balances.

[4]	For the period November 19, 2015 (commencement of operations) through December 31, 2015.

[5]	For the period December 23, 2015 (commencement of operations) through December 31, 2015.

50	WisdomTree Trust Semi-Annual Report December 31, 2015

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the partition or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than Global Hedged SmallCap Dividend Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

WisdomTree Trust Semi-Annual Report December 31, 2015	51

Notes to Financial Statements (unaudited) (continued)

Currency, Interest Rate and Total Return Swaps — The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees, all of which are included in the securities lending income earned by the Funds and disclosed on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent

52	WisdomTree Trust Semi-Annual Report December 31, 2015

Notes to Financial Statements (unaudited) (continued)

amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2015, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts in Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Pledged	Net Amount
Europe Local Recovery Fund
Forward Foreign Currency Contracts	$11	$—	$—	$11	$—	$—	$—	$—
Strong Dollar Emerging Markets Equity Fund
Securities Lending	22,906	—	(22,906)[1]	—	—	—	—	—
Global Hedged SmallCap Dividend Fund
Forward Foreign Currency Contracts	9,825	(39)	—	9,786	12,456	(39)	—	12,417
Dynamic Bearish U.S. Equity Fund
Swap Contracts	—	—	—	—	40,939	—	—	40,939
Dynamic Long/Short U.S. Equity Fund
Swap Contracts	—	—	—	—	29,010	—	—	29,010
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on

WisdomTree Trust Semi-Annual Report December 31, 2015	53

Notes to Financial Statements (unaudited) (continued)

their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (‘‘MCM’’) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Local Recovery Fund	0.58	%*
Strong Dollar Emerging Markets Equity Fund	0.58%
Strong Dollar U.S. Equity Fund	0.33%
Weak Dollar U.S. Equity Fund	0.33%
Global SmallCap Dividend Fund	0.43%
Global Hedged SmallCap Dividend Fund	0.43	%**
Dynamic Bearish U.S. Equity Fund	0.53	%***
Dynamic Long/Short U.S. Equity Fund	0.53	%***
*	WTAM has contractually agreed to limit the advisory fee to 0.48% through October 31, 2017, unless earlier terminated by the Board of Trustees of the Trust for any reason.

**	WTAM has contractually agreed to waive a portion of its advisory fee in an amount equal to the AFFEs attributable to the Fund’s investments in the Underlying Fund through July 31, 2018, unless earlier terminated by the Board of Trustees of the Trust for any reason.

***	WTAM has contractually agreed to limit the advisory fee to 0.48% through December 10, 2016, unless earlier terminated by the Board of Trustees of the Trust for any reason.

Each Fund may purchase shares of affiliated exchanged-traded funds (“ETF”) in secondary market transactions. WTAM waives its advisory fees for each Fund’s investment, associated with daily uninvested cash, in correlated affiliated ETFs net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are shown in the Statements of Operations. Please see Note 7 “Other Affiliated Parties and Transactions” for additional information.

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2015, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the period ended December 31, 2015 are shown in the table below. Realized gains and losses on sales

54	WisdomTree Trust Semi-Annual Report December 31, 2015

Notes to Financial Statements (unaudited) (concluded)

resulting from in-kind capital share redemptions, as shown on the Statement of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Europe Local Recovery Fund[1]	$131,324	$—	$3,583,452	$—
Strong Dollar Emerging Markets Equity Fund[1]	2,218,587	212,484	478,250	—
Strong Dollar U.S. Equity Fund[2]	24,804	34,024	2,502,086	1,214,204
Weak Dollar U.S. Equity Fund[2]	47,288	61,681	2,508,798	1,223,292
Global SmallCap Dividend Fund[3]	165,540	30,184	2,352,131	—
Global Hedged SmallCap Dividend Fund[4]	17,510	29,026	2,008,940	—
Dynamic Bearish U.S. Equity Fund[5]	—	—	—	—
Dynamic Long/Short U.S. Equity Fund[5]	—	18,502	2,521,321	—

[1]	For the period October 29, 2015 (commencement of operations) through December 31, 2015.

[2]	For the period July 21, 2015 (commencement of operations) through December 31, 2015.

[3]	For the period November 12, 2015 (commencement of operations) through December 31, 2015.

[4]	For the period November 19, 2015 (commencement of operations) through December 31, 2015.

[5]	For the period December 23, 2015 (commencement of operations) through December 31, 2015.

6. FEDERAL INCOME TAXES

At December 31, 2015, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Local Recovery Fund	$3,714,974	$108,385	$(138,865)	$(30,480)
Strong Dollar Emerging Markets Equity Fund	2,503,130	62,137	(180,536)	(118,399)
Strong Dollar U.S. Equity Fund	1,242,141	52,482	(88,128)	(35,646)
Weak Dollar U.S. Equity Fund	1,244,206	45,294	(110,101)	(64,807)
Global SmallCap Dividend Fund	2,491,186	74,480	(122,317)	(47,837)
Global Hedged SmallCap Dividend Fund	1,997,465	—	(7,652)	(7,652)
Dynamic Bearish U.S. Equity Fund	1,240,848	68	—	68
Dynamic Long/Short U.S. Equity Fund	2,503,100	42,730	(7,987)	34,743

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended December 31, 2015 are as follows:

Fund	Value at 6/30/2015	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2015	Dividend Income
Global Hedged SmallCap Dividend Fund[1]
WisdomTree Global SmallCap Dividend Fund	$—	$2,026,450	$29,026	$1,989,813	$9,676

[1]	For the period November 19, 2015 (commencement of operations) through December 31, 2015.

8. RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued ASU 2015-07 Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent). This is an update to Fair Value Measurement Topic 820. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also remove the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. WTAM has evaluated ASU 2015-07 and determined that there is no impact on the Trust’s financial statement disclosures.

WisdomTree Trust Semi-Annual Report December 31, 2015	55

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Global Hedged SmallCap Dividend Fund, WisdomTree Global SmallCap Dividend Fund, WisdomTree Strong Dollar Emerging Markets Equity Fund, WisdomTree Strong Dollar U.S. Equity Fund and the WisdomTree Weak Dollar U.S. Equity Fund (each, a “Fund” and, collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on June 9-10, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of each Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Lipper, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of WTAM and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed WTAM’s proposed role as index provider to the Funds. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s compliance with Fund policies and objectives; oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; the oversight of general Fund compliance with federal and state laws; and the implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the approval of the Agreements.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with representatives of WTAM and the Sub-Adviser the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser were justified in light of the considerations described above.

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals.

Approval of Investment Advisory and Sub-Advisory Agreement with respect to the WisdomTree Europe Local Recovery Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on September 21-22, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment

56	WisdomTree Trust Semi-Annual Report December 31, 2015

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Lipper, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund. The Board noted that the strategies represented by the Fund is unique, based on WTI’s intellectual property and is only available for use by the Fund through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund based on the WTI index. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of Fund Performance, Advisory Fees and Fund Expenses. As the Fund has not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Fund) and not the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund has not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

WisdomTree Trust Semi-Annual Report December 31, 2015	57

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Approval of Investment Advisory and Sub-Advisory Agreements with respect to the WisdomTree Dynamic Bearish U.S. Equity Fund and the WisdomTree Dynamic Long/Short U.S. Equity Fund (each, a “Fund” and, collectively, the “Funds”)

At a meeting of the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”) held on December 10-11, 2015, the Trustees (the “Trustees”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide each Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of each Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund’s. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree Fund’s, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the proposed role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to the Fund’s. The Board noted that the strategies represented by the Funds are unique, based on WTI’s intellectual property and are only available for use by the Fund’s through WTAM. The Board noted WTAM’s belief that shareholders will invest in the Fund’s on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund’s based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund’s, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses. As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable Funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by each Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Funds had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also

58	WisdomTree Trust Semi-Annual Report December 31, 2015

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Funds, the Board would seek to have those economies of scale shared with the Funds in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust Semi-Annual Report December 31, 2015	59

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com

60	WisdomTree Trust Semi-Annual Report December 31, 2015

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of December 31, 2015:

WisdomTree Domestic Earnings and Dividend Funds

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree High Dividend Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Total Dividend Fund (DTD)

WisdomTree Total Earnings Fund (EXT)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree Developed World ex-U.S. and Currency Hedged Equity Funds

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Europe Local Recovery Fund (EZR)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree Global ex-U.S. Hedged Dividend Fund (DXUS)

WisdomTree Global ex-U.S. Hedged Real Estate Fund (HDRW)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International Equity Fund (DWM)

WisdomTree International Hedged Equity Fund (HDWM)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree International Hedged SmallCap Dividend Fund (HDLS)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan Hedged Capital Goods Fund (DXJC)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged Financials Fund (DXJF)

WisdomTree Japan Hedged Health Care Fund (DXJH)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

WisdomTree Japan Hedged Real Estate Fund (DXJR)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Japan Hedged Tech, Media and Telecom Fund (DXJT)

WisdomTree Japan Quality Dividend Growth Fund (JDG)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Korea Hedged Equity Fund (DXKW)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Global/Global ex-U.S. and Emerging/Frontier Markets

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global SmallCap Dividend Fund (GSD)

WisdomTree India Earnings Fund (EPI)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Dollar Sensitive Equity Funds

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

WisdomTree Currency Strategy Funds

WisdomTree Bloomberg U.S. Dollar Bullish Fund (USDU)

WisdomTree Brazilian Real Strategy Fund (BZF)

WisdomTree Chinese Yuan Strategy Fund (CYB)

WisdomTree Commodity Currency Strategy Fund (CCX)

WisdomTree Emerging Currency Strategy Fund (CEW)

WisdomTree Indian Rupee Strategy Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Barclays U.S. Aggregate Bond Enhanced Yield Fund (AGGY)

WisdomTree Barclays U.S. Aggregate Bond Negative Duration Fund (AGND)

WisdomTree Barclays U.S. Aggregate Bond Zero Duration Fund (AGZD)

WisdomTree Bloomberg Floating Rate Treasury Fund (USFR)

WisdomTree BofA Merrill Lynch High Yield Bond Negative Duration Fund (HYND)

WisdomTree BofA Merrill Lynch High Yield Bond Zero Duration Fund (HYZD)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Japan Interest Rate Strategy Fund (JGBB)

WisdomTree Strategic Corporate Bond Fund (CRDT)

WisdomTree Western Asset Unconstrained Bond Fund (UBND)

WisdomTree Alternative Funds

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

245 Park Avenue, 35th Floor

New York, NY 10167

Developed World ex-U.S. Funds:

WisdomTree Europe Local Recovery Fund (EZR)

Dollar Sensitive Equity Funds:

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

Global/Global ex-U.S. Funds:

WisdomTree Global SmallCap Dividend Fund (GSD)

Currency Hedged Equity Funds:

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

Alternative Funds:

WisdomTree Dynamic U.S. Bearish Equity Fund (DYB)

WisdomTree Dynamic U.S. Long/Short Equity Fund (DYLS)

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S. only.

WTGM-1052

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 4, 2016

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 4, 2016